As filed with the Securities and Exchange Commission on October 30, 2006

File No. 33-75708

File No. 811-8370

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 22
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 26

MCMORGAN FUNDS

(Exact Name of Registrant as Specified on Charter)

One Bush Street, Suite 800

San Francisco, CA 94104

(Address of Principal Executive Offices)

(800) 831-1994

(Registrant’s Telephone Number)

Teresa Matzelle

Vice President and Secretary

McMorgan & Company LLC

One Bush Street, Suite 800

San Francisco, CA 94104

(Name and Address of Agent for Service)

Copies to:
Bibb L. Strench, Esq.	Jeffrey A. Engelsman, Esq.
Sutherland Asbill & Brennan LLP	New York Life Investment
1275 Pennsylvania Avenue, NW	Management LLC
Washington, DC 20004	169 Lackawanna Avenue
Parsippany, NJ 07054

It is proposed that this filing will become effective (check appropriate box).

immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS

McMorgan Principal Preservation Fund • McMorgan Intermediate Fixed Income Fund • McMorgan Fixed Income Fund • McMorgan High Yield Fund • McMorgan Balanced Fund • McMorgan Equity Investment Fund

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

What’s Inside?

3	McMorgan Principal Preservation Fund

6	McMorgan Intermediate Fixed Income Fund

10	McMorgan Fixed Income Fund

14	McMorgan High Yield Fund

17	McMorgan Balanced Fund

21	McMorgan Equity Investment Fund

24	Fees and Expenses of the Funds

26	More About Investment Strategies and Risks

29	Shareholder Guide

38	Distributions and Taxes

40	Know With Whom You’re Investing

45	Financial Highlights McMorgan Funds

McMorgan Principal Preservation Fund

The Principal Preservation Fund’s investment objective is to maximize current income consistent with maintaining liquidity and preserving capital.

Commercial Paper: negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.

Liquidity: the ability to convert assets easily and quickly into cash.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1 share price.

In managing the portfolio, the Adviser looks for securities that appear to offer the best relative value based on an analysis of:

  credit quality
  interest rate sensitivity
  yield
  price

The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor’s Ratings Service (“S&P”) (at least A-1), Moody’s Investors Service, Inc. (“Moody’s”) (at least P-1) or Fitch/IDC (“Fitch”) (at least F1). From time to time, the Fund may also invest in unrated securities that the Adviser believes are comparable to high-quality, short-term debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit commercial paper assigned the highest short-term debt rating by two independent rating agencies or believed to be of comparable quality by the Adviser

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:

  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3

Principal Preservation Fund

  Not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  An issuer once believed to be an issuer of high-quality securities may experience a sudden collapse in its creditworthiness, becoming insolvent and defaulting in meeting interest and principal payments.
  The Fund’s yield will fluctuate with changes in short-term interest rates.

Suitability

The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund’s investments, the Fund’s yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

4

Principal Preservation Fund

Year-to-Date Return	3.54% as of September 30, 2006
Best Quarter	1.60% in the third quarter of 2000
Worst Quarter	0.21% in the second quarter of 2004

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Principal Preservation Fund	2.98%	2.17%	3.76%
The seven-day yield as of 12/31/05 was 4.00%. Call toll free 1-800-831-1994 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

5

McMorgan Intermediate Fixed Income Fund

The Intermediate Fixed Income Fund’s investment objective is above average total return consistent with maintaining liquidity and preserving capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds and other debt securities with no limit on the average remaining maturities. The average weighted portfolio maturity is generally between three and ten years.

The Fund invests at least 80% of its net assets in debt securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund generally consists of a broad number of individual securities and is diversified by sector, industry, specific issuer, and maturity.

The Adviser’s investment process utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. A market orientation is incorporated whereby deviations in portfolio characteristics from that of the Fund’s benchmark, the Lehman Brothers Intermediate U. S. Government/Credit Index, are measured and controlled. Extensive credit analysis is performed at the security level to gauge issuer risk and to aid in the determination of relative value. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

6

Intermediate Fixed Income Fund

Principal Risks

By investing in debt securities, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk – the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a Fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Credit Risk – the risk that the issuer of a debt security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk – the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk – the risk that the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk – not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  Collateral Risk – for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage-backed securities.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their

7

Intermediate Fixed Income Fund

value in determining the price of its shares. These transactions may result in increased credit risk and increase a fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase the Fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short- to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability.

8

Intermediate Fixed Income Fund

Year-to-Date Return	3.12% as of September 30, 2006
Best Quarter	5.00% in the second quarter of 1995
Worst Quarter	-2.62% in the second quarter of 2004

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmark, the Lehman Brothers Intermediate Government/Credit Index, an unmanaged securities index, for one-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Intermediate Fixed Income Fund
Return Before Taxes	0.96%	4.74%	5.28%
Return After Taxes on Distributions*	-0.30%	2.91%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares*	0.62%	2.99%	3.21%
Lehman Brothers Intermediate U.S. Government/Credit Index**	1.58%	5.50%	5.80%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after tax may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	The Lehman Brothers Intermediate U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds with less than 10 years to maturity, and reflects no deduction for fees, expenses or taxes.

9

McMorgan Fixed Income Fund

The Fixed Income Fund’s investment objective is to seek above average total return consistent with maintaining liquidity and preserving capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds and other debt securities with no limit on the average remaining maturities. The average weighted portfolio maturity is generally between three and fifteen years.

The Fund invests at least 80% of its net assets in debt securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund generally consists of a broad number of individual securities and is diversified by sector, industry and specific issuer, and maturity.

The Adviser’s investment process utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. A market orientation is incorporated whereby deviations in portfolio characteristics from that of the Fund’s benchmark, the Lehman Brothers U.S. Government/Credit Index, are measured and controlled. Extensive credit analysis is performed at the security level to gauge issuer risk and to aid in the determination of relative value. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

10

Fixed Income Fund

Principal Risks

By investing in debt securities, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk – the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a Fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Credit Risk – the risk that the issuer of a debt security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk – the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk – the risk that the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk – not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  Collateral Risk – for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage-backed securities.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their

11

Fixed Income Fund

value in determining the price of its shares. These transactions may result in increased credit risk and increase a fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase a Fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed-income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

12

Fixed Income Fund

Year-to-Date Return	2.60% as of September 30, 2006
Best Quarter	6.65% in the second quarter of 1995
Worst Quarter	-3.57% in the second quarter of 2004

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmark, the Lehman Brothers Government/Credit Index, an unmanaged securities index, for one-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Fixed Income Fund
Return Before Taxes	1.72%	5.62%	5.80%
Return After Taxes on Distributions*	0.25%	3.70%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares*	1.11%	3.66%	3.58%
Lehman Brothers U.S. Government/Credit Index**	2.37%	6.11%	6.17%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	The Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

13

McMorgan High Yield Fund

The High Yield Fund’s investment objective is to maximize income in a manner consistent with above average total return.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield debt securities. These securities are rated below investment grade by Moody’s and/or S&P, or are unrated but are considered to be of comparable quality by the Fund’s Sub-adviser. The Fund will invest in securities with no limit on the average remaining maturities. The average weighted portfolio maturity will generally be between four and ten years. Certain preferred equity securities may be counted towards the Fund’s 80% high yield requirement, if the Fund’s Sub-adviser determines that the securities have economic characteristics similar to high yield debt securities.

The Fund’s investment process involves a “bottom-up” credit selection approach, which is governed by a “top-down” sector analysis. The Fund seeks investments in domestic or foreign securities with optimal risk/reward characteristics and places an emphasis on companies that are expected to generate free cash flow. Individual portfolio securities are monitored for changes in the creditworthiness of their issuers, corporate and industry events impacting the issuers, and the issuers’ ability to meet investment expectations. The Fund controls risk through detailed credit analysis on the issuers of securities considered and purchased, proactive monitoring of holdings, and diversification. Company analysis takes into consideration such factors as events unique to an industry, competitive landscape, earnings and cash flow strength, asset protection, liquidity, financial flexibility and management goals and growth plans.

The Sub-adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Sub-adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Other Investments

The Fund may invest, without limitation unless otherwise noted, in other types of instruments such as money market securities, repurchase agreements, bank loans, asset-backed securities and mortgage-backed securities, targeted return index securities (“TRAINs”) and other index-linked securities, investment grade securities, convertible bonds, derivative instruments (including futures contracts and options), common and preferred stocks (including structured preferred stocks), securities issued with equity or warrants (purchased separately or as a unit), and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

14

High Yield Fund

Principal Risks

By investing in high yield securities, which are generally considered speculative because they present a greater risk of loss, the Fund may expose you to certain risks including:

  Interest Rate Risk – the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a Fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Credit Risk – the risk that the issuer of a debt security may not make timely interest payments or may fail to pay the principal upon maturity. High yield debt securities, commonly known as junk bonds, are rated Ba1 and below by Moody’s and BB+ and below by S&P, and are generally considered riskier because they present a greater risk of loss, including default, than higher rated debt securities.
  Call Risk – the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Market Risk – the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions.
  Liquidity Risk – the risk that exists when particular investments are difficult to sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
  Foreign Risk – Investing in foreign securities can be subject to various risks of loss that are different from the risks of investing in securities of U.S. companies, including:
    – fluctuating currency values;
    – less liquid trading markets;
    – greater price volatility;
    – political and economic instability;
    – less publicly available information about issuers;
    – changes in U.S. or foreign tax or currency laws; and
    – changes in monetary policy.

The risks of investing in foreign securities are likely to be greater for investments in countries with emerging markets than in countries with developed markets.

Suitability

The Fund may be appropriate for investors who want higher returns than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in high yield securities that generally have higher yields to compensate for increased credit risk. This Fund may be suitable for less conservative investors who are willing to accept a significantly higher level of risk than may be found with funds that invest in investment grade securities. The Fund generally has more market fluctuation than the McMorgan Fixed Income Fund.

15

High Yield Fund

Year-to-Date Return	5.38% as of September 30, 2006
Best Quarter	5.02% in the fourth quarter of 2004
Worst Quarter	-1.63% in the first quarter of 2005

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied from year to year. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmark, the Lehman Brothers High Yield Index, an unmanaged securities index, for the one-year and since-inception periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	Since Inception*
McMorgan High Yield Fund
Return Before Taxes	2.09%	7.54%
Return After Taxes on Distributions**	-0.39%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares**	1.33%	4.83%
Lehman Brothers High Yield Index***	2.74%	8.03%

*	Inception date November 3, 2003.

**	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

***	The Lehman Brothers High Yield Index covers the universe of fixed rate, non-investment grade debt, and reflects no deduction for fees, expenses or taxes.

16

McMorgan Balanced Fund

The Balanced Fund’s investment objective is to see a balance of capital appreciation, income and preservation of capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in a diversified portfolio of equity and debt securities. The Fund’s target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The mix of securities will change based on existing and anticipated market conditions. The Fund’s asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.

Equities

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500® Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed. The Fund normally invests in common stocks of well-established US companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500® Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The Fund uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

Debt Securities

The Fund seeks to provide shareholders with income by investing in a broad range of intermediate- and long-term debt securities, including:

  securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The Adviser’s investment process for selecting debt securities for the Fund utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

17

Balanced Fund

Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk – the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests a portion of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Market Risk – the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions.
  Issuer Specific Risk – the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Credit Risk – the risk that the issuer of a debt security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk – the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk – the risk that the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk – not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  Collateral Risk - for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage-backed securities.
  Economic/Political Risk – changes in economic or political conditions, both domestic and international may result in a decline in value of the Fund’s investments.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no

18

Balanced Fund

interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. These transactions may result in increased credit risk and increase a fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase the Fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

Suitability

The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed-income securities. The Fund is not suitable for investors who are looking for consistent principal stability.

19

Balanced Fund

Year-to-Date Return	6.88% as of September 30, 2006
Best Quarter	11.93% in the fourth quarter of 1998
Worst Quarter	-9.09% in the third quarter of 2002

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmarks, the S&P 500 Index® (equities) and the Lehman Brothers U.S. Government/Credit Index (debt securities), two unmanaged securities indices, for one-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Balanced Fund
Return Before Taxes	5.02%	2.04%	7.54%
Return After Taxes on Distributions*	4.25%	1.11%	6.34%
Return After Taxes on Distributions and Sale of Fund Shares*	3.25%	1.24%	5.92%
S&P 500® Index**	4.91%	0.54%	9.07%
Lehman Brothers U.S. Government/ Credit Index***	2.37%	6.11%	6.17%

*	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	The S&P 500® Index is a market capitalization-weighted index of common stocks, and reflects no deduction for fees, expenses or taxes.

***	Lehman Brothers U.S. Government/ Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

20

McMorgan Equity Investment Fund

The Equity Investment Fund’s investment objective is to seek above-average total return consistent with reasonable risk.

Principal Investment Strategies

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500® Index over the following six to twelve months. The Fund invests at least 80% of its net assets in equity securities. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed. The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500® Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The Fund uses a bottom up approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

The S&P 500® Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. S&P 500® is a trademark of The McGraw-Hill Companies Inc. The market capitalizations of companies in this index fluctuate; as of September 30, 2006, they range from $1.2 billion to $398.9 billion.

The Sub-adviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Sub-adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Principal Risks

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Market Risk – the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions.
  Issuer Specific Risk – the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Economic/Political Risk – changes in economic or political conditions, both domestic and international may result in a decline in value of the Fund’s investments.

Investment in equity securities is also particularly subject to the risk of changing industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.

21

Equity Investment Fund

The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The principal risk of investing in value stocks is that they may never reach what the Adviser believes is their full value or that they may even go down in value.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Suitability

The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500® Index. The Fund is not suitable for investors who are looking for consistent principal stability.

22

Equity Investment Fund

26.80
33.84
27.76
11.54
-6.39
-10.56
-25.79
23.44
6.80
6.85
30
20
10
0
-10
-20
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005

Year-to-Date Return	9.00% as of September 30, 2006
Best Quarter	20.25% in the fourth quarter of 1998
Worst Quarter	-18.69% in the third quarter of 2002

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmark, the S&P 500® Index, an unmanaged securities index, for one-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Equity Investment Fund
Return Before Taxes	6.85%	-1.34%	7.79%
Return After Taxes on Distributions*	6.56%	-1.68%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares*	4.56%	-1.28%	6.61%
S&P 500® Index**	4.91%	0.54%	9.07%

*	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	The S&P 500® Index is a market capitalization-weighted index of common stocks, and reflects no deduction for fees, expenses or taxes.

23

Fees and Expenses of the Funds

The following table shows the fees and expenses you may pay if you buy and hold shares of the Funds. The Class McMorgan shares of the Funds do not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.

	McMorgan Principal Preservation Fund	McMorgan Intermediate Fixed Income Fund	McMorgan Fixed Income Fund	McMorgan High Yield Fund	McMorgan Balanced Fund	McMorgan Equity Investment Fund
Shareholder Fees: (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Annual Fund Operating Expenses: (expenses that are deducted from Fund assets)
Management Fees	0.25%	0.35%	0.35%	0.50%	0.45%	0.50%
Other Expenses	0.25%	0.27%	0.45%	0.22%	0.52%	0.30%

Total Annual Fund Operating Expenses*	0.50%	0.62%	0.80%	0.72%	0.97%	0.80%

*	These are the gross fees and expenses of the Funds. The Adviser has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of average daily net assets: Principal Preservation Fund 0.30%; Intermediate Fixed Income Fund 0.50%; Fixed Income Fund 0.50%; High Yield Fund 0.75%; Balanced Fund 0.60%; and Equity Investment Fund 0.75%. This voluntary action by the Adviser may be discontinued at any time.

24

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Annual Fund Operating Expenses and do not reflect any applicable fee waivers or expense reimbursements. Based on the above assumptions, your costs for each Fund would be:

	1 Year	3 Years	5 Years	10 Years
McMorgan Principal Preservation Fund	$51	$160	$280	$628
McMorgan Intermediate Fixed Income Fund	$63	$199	$346	$774
McMorgan Fixed Income Fund	$82	$255	$444	$990
McMorgan High Yield Fund	$74	$230	$401	$894
McMorgan Balanced Fund	$99	$309	$536	$1,190
McMorgan Equity Investment Fund	$82	$255	$444	$990

More About Investment Strategies and Risks

Each Fund’s investment goal and strategies described in this prospectus are not fundamental investment policies and can be changed by the Board of Trustees without shareholder approval. If a Fund’s goal is changed, the Fund will notify shareholders before the change becomes effective. In addition, to the investment strategies described in this prospectus, the Funds may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Funds’ Statement of Additional Information. All Funds may invest in the Principal Preservation Fund for cash management purposes.

Lower-Rated Debt Security Risks

Investments in high-yield securities (“junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium--a high interest rate or yield--because of the increased risk of loss. These securities also can be subject to great price volatility.

Lower-rated debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-rated debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-rated debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-rated debt securities is likely to be higher during adverse economic conditions.

Other Potential Risks

Each Fund (except the Principal Preservation Fund) may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Intermediate Fixed Income Fund, Fixed Income Fund, High Yield Fund and Balanced Fund may enter into interest rate, currency and mortgage swap agreements and invest in certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund’s performance. The Equity Investment Fund currently does not intend to invest in futures contracts or options.

The value of derivative securities is based on underlying securities, interest rates, currencies or indices. Derivative securities may be hard to sell and are very sensitive to changes in the value of the underlying security interest rate, currency or index, and as a result can be highly volatile. If the Adviser or the Sub-adviser is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss to a Fund. A Fund could also lose

26

money if the counterparty to the transaction does not meet its obligations. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose value is based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The Sub-adviser’s ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchase at a premium the amount of some or all of the premium may be lost in the event of prepayment.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

Defensive Investing

In times of unusual or adverse marketing conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective. Under such conditions, each Fund may invest without limit in money market securities and other investments.

Securities Lending

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Foreign Securities

Foreign securities are issued by companies organized outside the U.S, and are traded in markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing. For example, foreign investments may

27

be more difficult to sell than U.S. investments. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign securities in countries with developed securities markets and more advanced regulatory systems.

Some securities may be issued by companies organized outside the U.S. but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the U.S. but are denominated in U.S. dollars. These securities are not subject to all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in the U.S. securities market.

Some of the foreign securities in which the Funds invest may be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended period of time, affecting either favorably or unfavorably the value of the Funds’ assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

28

Shareholder Guide

Buying Shares

You may buy shares in any of the Funds, except the High Yield Fund, with an initial investment of $5,000 or more ($250 for retirement plans). Additional investments may be made for as little as $250. You may buy shares of the High Yield Fund with an initial investment of $250,000 or more. Additional investments may be made for as little as $250. The Funds reserve the right to waive the minimum investment requirements, upon request, for qualified retirement or benefit plans, IRAs, and the Trustees of the McMorgan Funds or employees of the Funds’ investment adviser and its affiliates.

Except in the case of the Principal Preservation Fund, all purchase and redemption requests received by the transfer agent in good order, NYLIM Service Company LLC, the Fund’s transfer agent, before 4:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders with respect to those Funds received after 4:00 p.m. Eastern time will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the New York Stock Exchange (“NYSE”) is closed. For the Principal Preservation Fund, all requests received by the transfer agent in good order before 1:00 p.m. Eastern time will be invested at the NAV determined that business day. Purchases received after 1:00 p.m. Eastern time will be invested the next business day. Shares of the Principal Preservation Fund may be purchased only on days when national banks are open for business. Certain financial institutions that have entered into sales agreements with the Funds’ distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

Selling Shares

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order.

For Funds other than the Principal Preservation Fund, redemption requests received in good order by NYLIM Service Company LLC, the Funds’ transfer agent, before 4:00 p.m. Eastern time (1:00 p.m. Eastern time for the Principal Preservation Fund) on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 4:00 p.m. Eastern Time will be processed on the next business day. For the Principal Preservation Fund, redemption requests received in good order by NYLIM Service Company LLC before 1:00 p.m. Eastern time on any day that national banks are open for business will be executed at that day’s NAV. Requests received after 1:00 p.m. Eastern time will be processed on the next business day.

29

Shareholder Guide

The Funds will accept an order for redemption of shares that were recently purchased by check, but will not redeem the shares until 10 days after the date the check is received.

Pricing of Fund Shares

Each Fund generally calculates the NAV of its investments at the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) every day the NYSE is open. The NAV for the Principal Preservation Fund will not be calculated on national bank holidays. Net asset value per share for a class of shares is determined by dividing the value of a Fund’s net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Fund’s investments is generally based on current market prices. If current market values are not available or, in the judgment of the Adviser, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Adviser, in consultation with the Sub-adviser, deems a particular event could materially affect NAV. In such case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Funds. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Board of Trustees has delegated general responsibilities determining the value of assets in accordance with these procedures to the Pricing Committee established by the Adviser.

The Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign markets.

Securities held in the portfolio of the Principal Preservation Fund and debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the Adviser values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

30

Shareholder Guide

To Purchase Shares:

	Initial Investment	Subsequent Investments
By Mail:
  Complete and sign the Account Application.
  Make your check payable to the Fund in which you wish to invest, or if you are investing in more than one Fund, make your check payable to “McMorgan Funds.”
  Mail the Account Registration Form and your check to:
  McMorgan Funds
  c/o NYLIM Service Company LLC
  P.O. Box 425
  Parsippany, NJ 07054
  For overnight mail service, use street address:
  McMorgan Funds
  c/o NYLIM Service Company LLC
  169 Lackawanna Avenue
  Parsippany, NJ 07054
  Minimum Initial Investment is $5,000 (except High Yield Fund, which is $250,000).

  Make your check payable to the Fund in which you wish to invest, or if you are investing in more than one Fund, make your check payable to “McMorgan Funds.”
  Fill out an investment slip from an account statement or attach a brief letter of instruction, include your name and account number.
  Mail to:
  McMorgan Funds
  P.O. Box 8407
  Boston, MA 02266-8407
  Minimum subsequent investment for all accounts is $250.
  Call 1-800-831-1146 to arrange for a wire purchase.

By Wire:
  Call 1-800- 831-1146 to arrange for a wire purchase.
  For same day purchase, the wire must be received before 4:00 p.m. Eastern time (1:00 p.m. Eastern time for the Principal Preservation Fund)
  Wire federal funds to:
  State Street Bank and Trust Company
  ABA#: 011- 0000-28
  McMorgan Funds (DDA#99046179)
  Attn: Custody and Shareholder Services
  Include the Fund Name and Class, your account number and the name(s) of the investor(s).
  Mail completed Account Application to the address above.
  Note: Your bank may charge a wire fee.

  For same day purchase, the wire must be received by 4:00 p.m. Eastern time (1:00 p.m. Eastern time for Principal Preservation Fund).
  Wire federal funds to:
  State Street Bank and Trust Company
  ABA#: 011-0000- 28
  McMorgan Funds (DDA#99046179)
  Attn: Custody and Shareholder Services
  Include the Fund Name, your account number and the name(s) of the investor(s).
  Note: Your bank may charge a wire fee.

By Exchange:
  You may open an account by making an exchange of shares from an existing McMorgan Funds account. Exchanges may be made by mail, fax or telephone. Call 1-800-831-1146 for assistance.
  Note: No fee or charge will apply, but there may be a capital gain or loss.

  You may add to an existing account by making an exchange from shares of an existing McMorgan Funds account. Exchanges can be made by mail, fax or telephone. Call 1-800- 831-1146 for assistance.
  Completed authorization form must be on file in advance.
  Call 1-800- 831-1146 to request the form.
  Complete and return the form and any other required materials.

By Automatic Investment	You must open a regular fund account with $5,000 minimum ($250,000 for the High Yield Fund) prior to participating in this plan.	Subsequent investments will be drawn from your bank account.

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Shareholder Guide

Banks, brokers, 401(k) plans, financial advisers or financial supermarkets may charge additional transaction fees which are not charged if shares are purchased directly from the Funds.

To Sell Shares:

By Mail:
  Submit a written request for redemption with:
    √ The Fund’s name;
    √ The Fund’s account number;
    √ The dollar amount or number of shares or percentage of the account to be redeemed; and
    √ Signatures of all persons required to sign for transactions, exactly as the shares are registered.
  Mail your request to: McMorgan Funds
  P.O. Box 8407 Boston, MA 02266-8407
  For overnight mail service, use street address:
  McMorgan Funds
  c/o Boston Financial Data Services
  66 Brooks Drive
  Braintree, MA 02184
  A check will be mailed to the name and address in which the account is registered.

By Wire:
  This option must be elected either on the initial Account Registration Form or subsequently in writing.
  Call 1-800-831-1146 with your request.
  Wire redemption requests received prior to 1:00 p.m. Eastern time for the Principal Preservation Fund will be wired the same day.
  Wire redemption requests received before 4:00 p.m. Eastern time will be wired the next business day.

By Telephone:
  This service must be elected in advance, either on the initial Account Registration Form or subsequently in writing.
  Call 1-800-831-1146 with your request.
  The Fund will use reasonable procedures to confirm that the request is genuine.
  Written confirmation will be provided and a check will be mailed to the name and address in which the account is registered.

By Systematic Withdrawal Plan
  Complete the appropriate section on the Account Registration Form or call 1-800-831-1146 to request a form to begin the plan.
  To participate, you must own or purchase shares with a value of at least $10,000.
  Withdrawals can be monthly, quarterly, semi-annually or annually. The minimum withdrawal amount is $100.

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds do not charge.

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Shareholder Guide

Other Account Options

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Funds. Accounts established under such plans must have all dividends reinvested in the Funds. For more information about these plans or for an IRA application, please call 1-800-831-1146. If you buy or sell shares of a Fund through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of the Fund and the account features and policies may differ from those discussed in this Prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of the Fund through a broker-dealer or other investment professional. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

Exchange Privileges

You exchange shares when you sell a portion of shares in one McMorgan Fund and use the proceeds to purchase shares of the same class of another McMorgan Fund at NAV. An exchange of shares of one McMorgan Fund for shares of another McMorgan Fund will be treated as a sale of shares of the first Fund and as a purchase of shares of the second Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one Fund to the same class of another. You may not exchange shares between the classes.

Before making an exchange request, read about the Fund in this Prospectus you wish to purchase by exchange. You can obtain a prospectus for any Fund by contacting your broker, financial advisor or other financial institution or by calling McMorgan Funds toll free at 1-800-831-1146.

The exchange privilege is not intended as a vehicle for short-term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (See “Excessive Purchases and Redemptions or Exchanges” below).

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other

33

Shareholder Guide

electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits each Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

General Policies

Buying Shares

  All investments must be in U.S. dollars with funds drawn on a U.S. bank. NYLIM Service Company LLC will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.
  NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.
  If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.
  A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

  Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company LLC will make the payment within seven days after receiving your request in good order.
  If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.
  There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.
  Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.
  Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.
  NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.
  In the interests of all shareholders, the Funds reserve the right to change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

Each Fund may accept telephone orders for redemptions and exchanges only. The Funds do not accept telephone orders for purchases.

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Shareholder Guide

Redemptions-in-Kind

The Funds reserve the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund’s portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Funds require a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Minimum Balances

The Funds may redeem your remaining shares at NAV if the balance of your account falls below $500 per Fund due to redemptions. The Funds will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Funds may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders

The Funds mail monthly statements summarizing the activity in your account(s) including each purchase or sale of your Fund shares. To reduce expenses, whenever possible, the Funds may limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 1-800-831-1146.

Excessive Purchases and Redemptions or Exchanges

The Funds are not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of a Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser or the Fund’s Sub-adviser might have to

35

Shareholder Guide

maintain more of a Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and, thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Funds’ Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A Fund may change its policies or procedures at any time without prior notice to shareholders.

The Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this Prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect a Fund or its operation, including those from any individual or group who, in the Funds’ judgment, is likely to harm Fund shareholders. Pursuant to the Funds’ policies and procedures, a Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are deemed by the Funds to not constitute disruptive or harmful trading. Exceptions are subject to the advance approval by the Funds’ Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Funds’ policies and procedures, no Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of Fund shares.

The Funds, through NYLIM Service Company LLC and NYLIFE Distributors LLC (the “Distributor”), maintain surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Funds examine transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, a Fund will place a “block” on any account if, during any 60-day period there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in that Fund. The Funds may

36

Shareholder Guide

modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Funds’ Chief Compliance Officer that such investment programs and strategies are consistent with the foregoing, for example they either work from an asset allocation model or direct transactions to conform to a model portfolio.

In addition to these measures, the Funds may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading. Although the Funds have not adopted a redemption fee at this time, they may adopt such a fee in the future. Any such fee will be described in the Fund’s Prospectus.

While the Funds discourage excessive or short-term trading, there is no assurance that the Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where the Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit to such surveillance to Fund shareholders.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ Statement of Additional Information. McMorgan Funds publish quarterly a list of each Fund’s Top 10 portfolio holdings on the Internet at www.mcmorganfunds.com. You may also obtain this information by calling toll free 1-800-831-1994. Disclosure of the Funds’ portfolio holdings is provided monthly. No earlier than 30 business days after month end, the Funds’ month-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following month’s schedule. In addition, disclosure of the Funds’ Top 10 holdings is made quarterly. No earlier than 15 business after quarter end, the Funds’ top-10 quarter-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following quarter’s top-10 holdings. The Funds’ quarterly holdings information is also provided in the Annual Report and the Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

Share Classes

Each of the Funds (other than the Principal Preservation Fund) is composed of multiple classes of shares. All classes of the Funds have a common investment objective and investment portfolio. Share classes other than the Class McMorgan shares are described in a separate prospectus.

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Distributions and Taxes

The Funds earn dividends, interest, and other income from their investments, and distribute this income (less expenses) to shareholders as dividends. The Funds also realize capital gains from their investments, and distribute these gains as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Funds unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

As with any investment, your investment in the Funds could have tax consequences for you. If you are a taxable investor, dividends you receive from a Fund, whether reinvested or taken in cash, are generally taxable as ordinary income or capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the McMorgan High Yield Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two funds is considered a taxable event to the shareholder; you may realize a capital gain or loss on these transactions. Because the McMorgan Principal Preservation Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your shares in that Fund.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes by January 31 each year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

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You should consult your own tax Adviser for more specific information about federal, state, local or foreign tax consequences of an investment in a Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

Type of Distribution	Declared & Paid
Dividends from Net Investment Income
McMorgan Principal Preservation Fund	declared daily/paid monthly
McMorgan Intermediate Fixed Income Fund	monthly
McMorgan Fixed Income Fund	monthly
McMorgan High Yield Fund	monthly
McMorgan Balanced Fund	quarterly
McMorgan Equity Investment Fund	quarterly
Short-term Capital Gains (all Funds)	annually
Long-term Capital Gains (all Funds)	annually

Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Know With Whom You’re Investing

Who Runs the Funds’ Day-to-Day Business?

The Board of Trustees of the Funds oversees the actions of the Adviser, the Sub-adviser and Distributor and decides on general policies. The Board also oversees the Funds’ officers, who conduct and supervise the daily business of the Funds.

The Adviser of the Funds is: McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

The Adviser is responsible for selecting, purchasing, monitoring and selling securities in each Fund’s investment portfolio. In the case of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, the Adviser is responsible for overseeing the Sub-adviser’s selection, purchasing, monitoring and selling of the securities in the investment portfolios of the Funds. Prior to March, 2005, the Adviser managed the Equity Investment Fund and the equity portion of the Balance Fund. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Funds.

McMorgan & Company, the predecessor to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

The Sub-adviser of the High Yield Fund, the Equity Investment Fund, and the equity portion of the Balanced Fund is: New York Life Investment Management LLC (“NYLIM”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

NYLIM is a wholly-owned investment management subsidiary of New York Life Investment Management Holdings LLC, serving institutions and individuals. As of June 30, 2006, NYLIM and its affiliates had approximately $223 billion in assets under management.

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Portfolio Management

The portfolio managers who are primarily responsible for the Funds’ day-to-day management are set forth below. In addition, information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers, and their ownership of shares of the Funds each manages is available in the Statement of Additional Information.

Principal Preservation Fund – David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth A. Souza

Intermediate Fixed Income Fund – David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth A. Souza

Fixed Income Fund – David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth A. Souza

High Yield Fund – John P. Cibbarelli and Joseph Hynes

Balanced Fund – David Bader, Adam Blankman, Connor Hancock, Harvey Fram, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth A. Souza

Equity Investment Fund – Harvey Fram

David Bader. Mr. Bader has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since joining McMorgan in 2002 and provides credit analysis, portfolio management, and trading for McMorgan’s corporate bond investments. Prior to joining McMorgan, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

Adam Blankman, CFA. Mr. Blankman has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined McMorgan in 1999, and he provides credit research and analysis to support McMorgan’s fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan worked as an analyst with Standard & Poor’s. Mr. Blankman holds a Master’s degree from Stanford University and a Bachelor’s degree from the University of California at Berkeley.

John P. Cibbarelli, CFA. Mr. Cibbarelli is a portfolio manager and a public high-yield analyst. Previously, he was an analyst in the Private Finance Group, focused on the origination of private high yield debt, private equity, and leveraged bank loan investments. He has over 14 years of investment experience. Mr. Cibbarelli is currently a Managing Director at NYLIM. Prior to joining NYLIM, he was an internal auditor at Bankers Trust Company and a financial analyst in M&A at Dean Witter Reynolds. Mr. Cibbarelli earned his MBA from Columbia University and his BSBA from Georgetown University.

Harvey Fram, CFA. Mr. Fram is the portfolio manager of the Equity Investment Fund and manages the equity portion of the Balanced Fund’s portfolio. Mr. Fram is currently a Managing Director at NYLIM. Mr. Fram is responsible for the management of quantitative equity portfolios. Prior to joining NYLIM in 2000, Mr. Fram was a Portfolio Manager and Research Strategist of Monitor Capital Advisors LLC (“Monitor”). Prior to joining Monitor, he was a quantitative research analyst at ITG, a technology-based equity brokerage firm. Mr. Fram was awarded his Chartered Financial Analyst (“CFA”) designation in 1999 and has an MBA from the Wharton School of Business at the University of Pennsylvania.

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Connor Hancock, CFA. Mr. Hancock joined McMorgan in 1994 with a background in financial sales. He has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined the Investment Department working with the fixed income investment management team. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

Joseph Hynes. Mr. Hynes is Head of the Public High Yield Team. Previously, he was the Head of Corporate Bond Research for public investment grade bonds and Head of Public Emerging Markets Research. He has over 20 years of investment experience. Mr. Hynes is currently a Managing Director of NYLIM. Prior to joining the firm, Mr. Hynes held positions as an investment banking analyst at Drexel Burnham Lambert’s Commercial Paper unit, as a credit analyst at Standard & Poor’s Debt Rating Division, and as a financial analyst involved in budgeting and strategic planning at Genstar Inc. Mr. Hynes earned his BA from the University of Notre Dame.

Joanna Karger, MBA. Ms. Karger has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since joining McMorgan in September 2003. She has 16 years’ investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger’s responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

Thomas P. Raney. Mr. Raney rejoined McMorgan in 2006 after having served with the firm from 2000 to 2003. He manages the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund, and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney’s primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

Manju Seal. Ms. Seal has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since she joined McMorgan in 2006 with ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan’s investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master’s degree in Mathematics (1990) and a Master’s degree in Music (1993).

Elizabeth A. Souza, CFA. Ms. Souza joined McMorgan in 1984 and has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since their inception in 1994. She has 22 years of

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investment experience. As senior manager of McMorgan fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

Management Fees

Each Fund pays the Adviser an annual advisory fee as a percentage of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Funds paid the following investment advisory fees to the Adviser:

Fund	Fees as % of average daily net assets
McMorgan Principal Preservation Fund	0.06%
McMorgan Intermediate Fixed Income Fund	0.25%
McMorgan Fixed Income Fund	0.05%
McMorgan High Yield Fund	0.50%
McMorgan Balanced Fund	0.21%
McMorgan Equity Investment Fund	0.45%

The fees paid to the Adviser reflect a voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the following annual rates of the Funds’ average daily net assets:

  0.30% for the McMorgan Principal Preservation Fund
  0.50% for the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund
  0.75% for the McMorgan High Yield Fund
  0.60% for the McMorgan Balanced Fund
  0.75% for the McMorgan Equity Investment Fund

Although the Adviser currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the Adviser may be discontinued at any time. Any waiver or reimbursement by the Adviser is subject to repayment by the Funds within the following three years if the Funds are able to make the repayment without exceeding their current expense limits.

Operating expenses not required in the normal charges operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental and fees, including registration of the Funds with the Securities and Exchange Commission (“SEC”) and the various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

Pursuant to the Sub-Advisory Agreements between the Adviser and Sub-adviser, the Sub-adviser, subject to the supervision of the Trustees of the Trust and the Adviser, and in conformity with the stated policies of each Fund that it manages and the Trust, manages the assets of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the Adviser, not the Funds, pays the Sub-adviser: (1) 50% of the net advisory fee received by the Adviser from the High Yield Fund pursuant to the Advisory Agreement between the Adviser and the High Yield Fund, and (2) 0.25% of the average daily net assets of the Equity Investment Fund and Balanced Fund

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pursuant to the Sub-Advisory Agreements related to the Equity Investment Fund and the Balanced Fund. If, however, the Adviser, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the Equity Investment Fund or Balanced Fund for expenses or waive any expense for the Equity Investment Fund or Balanced Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the Sub-adviser.

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Financial Highlights
McMorgan Funds

The financial highlights tables on the following pages are intended to help you understand the Funds’ financial performance for the past five years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds during each period assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Funds’ financial statements, is included in the Annual Report, which is available upon request.

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Financial Highlights

Principal Preservation Fund
(Selected per share data and ratios)

	For the Year Ended 6/30/06		For the Year Ended 6/30/05		For the Year Ended 6/30/04		For the Year Ended 6/30/03		For the Year Ended 6/30/02
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.04		0.02		0.01		0.01		0.02
Net realized and unrealized gain on investments	(0.00	)(a)	—		0.00	(a)	0.00	(a)	—

Total from investment operations	0.04		0.02		0.01		0.01		0.02

Less dividends and distributions:
From net investment income	(0.04)		(0.02)		(0.01)		(0.01)		(0.02)
From capital gains	—		(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—

Total dividends and distributions	(0.04)		(0.02)		(0.01)		(0.01)		(0.02)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	4.01%		1.92%		0.87%		1.30%		2.41%
Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$146,766		$147,215		$133,382		$160,150		$141,127
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.50%		0.49%		0.46%		0.43%		0.47%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.30%		0.30%		0.30%		0.30%		0.30%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.73%		1.71%		0.70%		1.15%		2.16%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	3.93%		1.90%		0.86%		1.28%		2.33%

*
(a)	Less than one cent per share.

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Financial Highlights

Intermediate Fixed Income Fund
(Selected per share data and ratios)

	For the Year Ended 6/30/06		For the Year Ended 6/30/05		For the Year Ended 6/30/04	For the Year Ended 6/30/03	For the Year Ended 6/30/02
Net asset value, beginning of period	$10.36		$10.22		$10.93	$10.46	$10.50

Income from investment operations:
Net investment income	0.40	(a)	0.34	(a)	0.36	0.49	0.56
Net realized and unrealized gain (loss) on investments	(0.45)		0.16		(0.43)	0.51	0.06

Total from investment operations	(0.05)		0.50		(0.07)	1.00	0.62

Less dividends and distributions:
From net investment income	(0.38)		(0.34)		(0.36)	(0.50)	(0.57)
From capital gains	(0.02)		(0.02)		(0.28)	(0.03)	(0.09)

Total dividends and distributions	(0.40)		(0.36)		(0.64)	(0.53)	(0.66)

Net asset value, end of period	$9.91		$10.36		$10.22	$10.93	$10.46

Total return	(0.43)%		4.93%		(0.64)%	9.79%	5.98%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$150,355		$163,622		$172,331	$191,682	$164,068
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.62%		0.60%		0.57%	0.57%	0.53%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.50%		0.50%		0.50%	0.50%	0.50%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.88%		3.14%		3.32%	4.55%	5.19%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	4.00%		3.24%		3.39%	4.62%	5.22%
Portfolio turnover	262	%(b)	286	%(b)	225.59%	204.18%	76.07%

(a)	Per share data based on average shares outstanding during the year.
(b)	The portfolio turnover is 93% and 199%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and June 30, 2005.

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Financial Highlights

Fixed Income Fund
(Selected per share data and ratios)

	For the Year Ended 6/30/06		For the Year Ended 6/30/05		For the Year Ended 6/30/04	For the Year Ended 6/30/03	For the Year Ended 6/30/02
Net asset value, beginning of period	$11.19		$10.88		$11.71	$10.86	$10.74

Income from investment operations:
Net investment income	0.46		0.40		0.46	0.53	0.60
Net realized and unrealized gain (loss) on investments	(0.67)		0.40		(0.61)	0.86	0.12

Total from investment operations	(0.21)		0.80		(0.15)	1.39	0.72

Less dividends and distributions:
From net investment income	(0.44)		(0.39)		(0.46)	(0.54)	(0.60)
From capital gains	(0.05)		(0.10)		(0.22)	—	—

Total dividends and distributions	(0.49)		(0.49)		(0.68)	(0.54)	(0.60)

Net asset value, end of period	$10.49		$11.19		$10.88	$11.71	$10.86

Total return	(1.90)%		7.42%		(1.29)%	13.06%	6.81%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$37,156		$34,203		$38,484	$39,753	$29,292
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.80%		0.79%		0.77%	0.83%	0.89%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.50%		0.50%		0.50%	0.50%	0.50%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.97%		3.18%		3.82%	4.41%	4.87%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	4.27%		3.47%		4.09%	4.74%	5.27%
Portfolio turnover	287	%(a)	347	%(a)	231.21%	142.48%	94.80%

(a)	The portfolio turnover is 96% and 216%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and 2005.

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Financial Highlights

High Yield Fund
(Selected per share data and ratios)

	For the Year Ended 6/30/06	For the Year Ended 6/30/05	For the Year Ended 6/30/ 04*
Net asset value, beginning of period	$10.14	$9.94	$10.00

Income from investment operations:
Net investment income	0.75	0.72	0.48
Net realized and unrealized gain (loss) on investments	(0.31)	0.25	(0.06)

Total from investment operations	0.44	0.97	0.42

Less dividends and distributions:
From net investment income	(0.73)	(0.72)	(0.48)
From capital gains	(0.01)	(0.05)	—

Total dividends and distributions	(0.74)	(0.77)	(0.48)

Net asset value, end of period	$9.84	$10.14	$9.94

Total return	4.45%	9.94%	4.23	%(a)
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$153,883	$124,986	$55,890
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.72%	0.75%	0.81	%†
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.74%	0.75%	0.75	%†
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	7.56%	7.24%	7.62	%†
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	7.54%	7.24%	7.68	%†
Portfolio turnover	38%	86%	40.00%

*	The Fund commenced operations on November 3, 2003.
†	Annualized.
(a)	Total return is not annualized.

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Financial Highlights

Balanced Fund
(Selected per share data and ratios)

	For the Year Ended 6/30/06		For the Year Ended 6/30/05		For the Year Ended 6/30/04	For the Year Ended 6/30/03		For the Year Ended 6/30/02
Net asset value, beginning of period	$17.36		$16.64		$15.52	$15.51		$18.15

Income from investment operations:
Net investment income	0.42		0.38	(b)(c)	0.34	0.44		0.48
Net realized and unrealized gain (loss) on investments	0.55		0.72		1.12	0.02		(2.16)

Total from investment operations	0.97		1.10		1.46	0.46		(1.68)

Less dividends and distributions:
From net investment income	(0.41)		(0.38)		(0.34)	(0.45)		(0.48)
From capital gains	—		–		–	(0.00	)(a)	(0.48)

Total dividends and distributions	(0.41)		(0.38)		(0.34)	(0.45)		(0.96)

Net asset value, end of period	$17.92		$17.36		$16.64	$15.52		$15.51

Total return	5.62%		6.65%		9.50%	3.16%		(9.65)%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$50,491		$63,886		$120,325	$125,658		$161,436
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.97%		0.84%		0.72%	0.70%		0.67%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.60%		0.60%		0.60%	0.60%		0.60%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	1.91%		1.75	%(b)	1.98%	2.79%		2.70%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	2.28%		1.99	%(b)	2.10%	2.89%		2.77%
Portfolio turnover	153	%(d)	177	%(d)	101.99%	56.23%		45.80%

(a)	Less than one cent per share.
(b)	Included in net investment income per share and the ratio of net investment income to average net assets are $0.06 per share and 0.20%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.
(c)	Per share data based on average shares outstanding during the year.
(d)	The portfolio turnover is 93% and 133%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and 2005.

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Financial Highlights

Equity Investment Fund
(Selected per share data and ratios)

	For the Year Ended 6/30/06	For the Year Ended 6/30/05		For the Year Ended 6/30/04	For the Year Ended 6/30/03	For the Year Ended 6/30/02
Net asset value, beginning of period	$21.69	$20.58		$18.04	$19.05	$24.57

Income from investment operations:
Net investment income	0.27 (a)	0.25	(b)	0.18	0.23	0.21
Net realized and unrealized gain (loss) on investments	1.75	1.10		2.54	(1.00)	(5.12)

Total from investment operations	2.02	1.35		2.72	(0.77)	(4.91)

Less dividends and distributions:
From net investment income	(0.26)	(0.24)		(0.18)	(0.24)	(0.20)
From capital gains	—	—		—	—	(0.41)

Total dividends and distributions	(0.26)	(0.24)		(0.18)	(0.24)	(0.61)

Net asset value, end of period	$23.45	$21.69		$20.58	$18.04	$19.05

Total return	9.33%	6.60%		15.11%	(3.99)%	(20.34)%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$159,981	$159,132		$195,193	$182,470	$196,914
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.80%	0.80%		0.72%	0.71%	0.71%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.75%	0.75%		0.72%	0.71%	0.71%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	1.1.0%	1.14	%(b)	0.90%	1.34%	0.95%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	1.15%	1.19	%(b)	0.90%	1.34%	0.95%
Portfolio turnover	98%	127%		39.13%	30.77%	14.95%

(a)	Per share data based on an average shares outstanding during the period.
(b)	Included in net investment income per share and the ratio of net investment income to average net assets are $0.06 per share and 0.03%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370.

PROSPECTUS

Principal Preservation Fund

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

What’s Inside?

3	McMorgan Principal Preservation Fund

6	Fees and Expenses of the Fund

8	Shareholder Guide

13	Distributions and Taxes

15	Know With Whom You’re Investing

18	Financial Highlights Principal Preservation Fund

McMorgan Principal Preservation Fund

The Principal Preservation Fund’s investment objective is to maximize current income consistent with maintaining liquidity and preserving capital.

Commercial Paper: negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.

Liquidity: the ability to convert assets easily and quickly into cash.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1 share price.

In managing the portfolio, the Adviser looks for securities that appear to offer the best relative value based on an analysis of:

  credit quality
  interest rate sensitivity
  yield
  price

The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor’s Ratings Service (“S&P”) (at least A-1), Moody’s Investors Service, Inc. (“Moody’s”) (at least P-1) or Fitch/IDC (“Fitch”) (at least F1). From time to time, the Fund may also invest in unrated securities that the Adviser believes are comparable to high-quality, short-term debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit commercial paper assigned the highest short-term debt rating by two independent rating agencies or believed to be of comparable quality by the Adviser

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:

  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3

  Not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  An issuer once believed to be an issuer of high-quality securities may experience a sudden collapse in its creditworthiness, becoming insolvent and defaulting in meeting interest and principal payments.
  The Fund’s yield will fluctuate with changes in short-term interest rates.

Suitability

The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund’s investments, the Fund’s yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

4

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Year-to-Date Return	3.54% as of September 30, 2006
Best Quarter	1.60% in the third quarter of 2000
Worst Quarter	0.21% in the second quarter of 2004

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Principal Preservation Fund	2.98%	2.17%	3.76%
The seven-day yield as of 12/31/05 was 4.00%. Call 800-831-1994 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

5

Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund does not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses*	0.50%

*	These are the gross fees and expenses of the Fund. The adviser has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.30% of the Fund’s average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for the Fund would be:

Expenses after	Principal Preservation Fund
1 Year	$51
3 Years	$160
5 Years	$280
10 Years	$628

6

Shareholder Guide

Buying and Selling Fund Shares

Shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust (“qualified financial intermediaries”). All requests received by the transfer agent, NYLIM Service Company LLC, before 1:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders received after 1:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the New York Stock Exchange (“NYSE”) is closed.

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order. Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 1:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 1:00 p.m. Eastern time will be processed on the next business day. Shares of the Principal Preservation Fund may be sold only on days that national banks are open for business. The Funds will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.

Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund’s distributor reserve the right to reject any purchase order from any party for shares of the Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder’s request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

Pricing of Fund Shares

The price of the Fund’s shares is based on the NAV of the Fund’s portfolio. The Fund calculates its NAV per share by adding the total market value of the Fund’s investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund’s NAV is calculated at the close of regular trading on the

7

NYSE, which is normally 4:00 p.m. Eastern time, every day the NYSE and national banks are open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (“SEC”).

The Fund’s assets are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Exchange Privileges

Shares of the Fund may be exchanged for shares of any of the other Funds. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions. A Fund may refuse any exchange purchases for any reason. For example, the Fund may refuse exchange purchases by any person or group if, in the adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Under applicable anti-money laundering regulations and other federal regulations, exchange results may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Fund requires a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

8

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

General Policies

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. **********NYLIM Service Company LLC will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•	NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

•	Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company LLC will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

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•	There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.

•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•	NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•	In the interests of all shareholders, the Funds reserve the right to: – change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

The Fund may accept telephone orders for redemptions and exchanges only. The Fund does not accept telephone orders for purchases.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through

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systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

The Fund, through NYLIM Service Company LLC and NYLIFE Distributors LLC, maintains procedures to detect excessive or frequent trading in Fund shares. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its reoccurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts, there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ Statement of Additional Information. McMorgan Funds publish quarterly a list of each Fund’s Top 10 portfolio holdings on the Internet at www.mcmorganfunds.com. You may also obtain this information by calling toll free 1-800-831-1994. Disclosure of the Funds’ portfolio holdings is provided monthly. No earlier than 30 business days after month end, the Funds’ month-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following month’s schedule. In addition, disclosure of the Funds’ Top 10 holdings is made quarterly. No earlier than 15 business after quarter end, the Funds’ top-10 quarter-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following quarter’s top-10 holdings. The Funds’ quarterly holdings information is also provided in the Annual Report and the Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings is available in the Statement of Additional Information.

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Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares.

Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares. For tax purposes, an exchange of your Fund shares for shares of a different McMorgan Fund is the same as a sale.

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

You should consult your own tax adviser for more specific information about federal, state, local or foreign tax consequences of an investment in the Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

Type of Distribution	Declared & Paid
Dividends from Net Investment Income	declared daily/paid monthly

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Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Know With Whom You’re Investing

Who Runs the Fund’s Day-to-Day Business?

The Board of Trustees of the Fund oversees the actions of the Adviser and Distributor and decides on general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Adviser of the Fund is: McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104

The Adviser is responsible for selecting, purchasing, monitoring and selling securities in the Fund’s investment portfolio. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of September 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

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Portfolio Management

The portfolio managers who are primarily responsible for the Funds’ day-to-day management are set forth below. In addition, information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers, and their ownership of shares of the Funds each manages is available in the Statement of Additional Information.

David Bader. Mr. Bader has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since joining McMorgan in 2002 and provides credit analysis, portfolio management, and trading for McMorgan’s corporate bond investments. Prior to joining McMorgan, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

Adam Blankman, CFA. Mr. Blankman has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined McMorgan in 1999, and he provides credit research and analysis to support McMorgan’s fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan worked as an analyst with Standard & Poor’s. Mr. Blankman holds a Master’s degree from Stanford University and a Bachelor’s degree from the University of California at Berkeley.

Connor Hancock, CFA. Mr. Hancock joined McMorgan in 1994 with a background in financial sales. He has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined the Investment Department working with the fixed income investment management team. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

Joanna Karger, MBA. Ms. Karger has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since joining McMorgan in September 2003. She has 16 years’ investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger’s responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

Thomas P. Raney. Mr. Raney rejoined McMorgan in 2006 after having served with the firm from 2000 to 2003. He manages the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund, and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney’s primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and

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advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

Manju Seal. Ms. Seal has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since she joined McMorgan in 2006 with ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan’s investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master’s degree in Mathematics (1990) and a Master’s degree in Music (1993).

Elizabeth A. Souza, CFA. Ms. Souza joined McMorgan in 1984 and has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since their inception in 1994. She has 22 years of investment experience. As senior manager of McMorgan fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

Management Fees

The Fund pays the Adviser an annual advisory fee of 0.25% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.06%% of the Fund’s average daily net assets in investment advisory fees to the Adviser.

The fees paid to the Adviser reflect its voluntary agreement to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.30% of the Fund’s average daily net assets. Although the Adviser currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the Adviser may be discontinued at any time. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

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Financial Highlights
Principal Preservation Fund

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each year assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

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Principal Preservation Fund
(Selected per share data and ratios)

	Class McMorgan
	For the Year Ended June 30, 2006		For the Year Ended June 30, 2005		For the Year Ended June 30, 2004		For the Year Ended June 30, 2003		For the Year Ended June 30, 2002
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.04		0.02		0.01		0.01		0.02
Net realized and unrealized gain on investments	(0.00	)(a)	—		0.00	(a)	0.00	(a)	—

Total from investment operations	0.04		0.02		0.01		0.01		0.02

Less dividends and distributions:
From net investment income	(0.04)		(0.02)		(0.01)		(0.01)		(0.02)
From capital gains	—		(0.00	)(a)	(0.00	)(a)	(0.00	)(a)	—

Total dividends and distributions	(0.04)		(0.02)		(0.01)		(0.01)		(0.02)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	4.01%		1.92%		0.87%		1.30%		2.41%
Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$146,766		$147,215		$133,382		$160,150		$141,127
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.50%		0.49%		0.46%		0.43%		0.47%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.30%		0.30%		0.30%		0.30%		0.30%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.73%		1.71%		0.70%		1.15%		2.16%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	3.93%		1.90%		0.86%		1.28%		2.33%

*
(a)	Less than one cent per share.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370

PROSPECTUS

Intermediate Fixed Income Fund • Class Z Shares

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

What’s Inside?

3	McMorgan Intermediate Fixed Income Fund

6	Fees and Expenses of the Fund

7	More About Investment Strategies and Risks

9	Shareholder Guide

14	Distributions and Taxes

16	Know With Whom You’re Investing

19	Financial Highlights Intermediate Fixed Income Fund

McMorgan Intermediate Fixed Income Fund

The Intermediate Fixed Income Fund’s investment objective is above average total return consistent with maintaining liquidity and preserving capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with no limit on the average remaining maturities. The average weighted portfolio maturity is generally between three and ten years.

The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund generally consists of a broad number of individual securities and is diversified by sector, industry, specific issuer, and maturity

The Adviser’s investment process utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. A market orientation is incorporated whereby deviations in portfolio characteristics from that of the Fund’s benchmark, the Lehman Brothers Intermediate U. S. Government/Credit Index, are measured and controlled. Extensive credit analysis is performed at the security level to gauge issuer risk and to aid in the determination of relative value. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Securities Lending

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Principal Risks

By investing in debt securities, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk -- the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value

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to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a Fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Credit Risk -- the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk -- the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk -- the risk that the obligation’s underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk -- not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  Collateral Risk -- for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage related securities.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short- to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability.

4

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the past ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index, an unmanaged securities index, for one-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The bar chart and the performance table show performance of the Fund’s Class Z shares. For periods prior to the inception date of the Class Z shares (September 4, 2001), performance information in the bar chart and table is the performance of the Fund’s McMorgan Fund Class shares. The assets of each Class of the Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class’ fees and expenses. Class Z fees and expenses are higher than those of the McMorgan Fund Class and had Class Z existed prior to 2001, its performance would have been slightly lower than the McMorgan Fund Class returns shown.

Year-to-Date Return	2.83% as of September 30, 2006
Best Quarter	4.77% in the third quarter 2001
Worst Quarter	-2.78% in the second quarter 2004

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Intermediate Fixed Income Fund Return before Taxes	0.61%	4.50%	5.15%
Return After Taxes on Distributions*	-0.56%	2.75%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares*	0.39%	2.83%	3.13%
Lehman Brothers Intermediate U.S. Government/Credit Index**	1.58%	5.50%	5.80%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Lehman Brothers Intermediate U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds with less than 10 years to maturity, and reflects no deduction for fees, expenses or taxes.

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Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z shares of the McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund or reinvesting dividends.

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees	0.35%
Distribution (12b-1) and/or Service Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.87%

*	These are the gross fees and expenses of the Fund. The adviser has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.75% of the Fund’s average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Annual Fund Operating Expenses and do not reflect any applicable fee waivers or expense reimbursements. Based on the above assumptions, your costs for the Fund would be:

Expenses after	Intermediate Fixed Income – Class Z
1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073

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More About Investment Strategies and Risks

Information about each Fund’s principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Funds.

Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

Other Potential Risks

The Fund may at times enter into interest rate, currency and mortgage swap agreements, futures contracts and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund’s performance.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies when the Adviser deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Securities Lending

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Special Mortgage Transactions

The Fund may enter into the following types of mortgage transactions:

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no

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interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of the counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. These transactions may result in increased credit risk and increase a Fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase the Fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

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Shareholder Guide

Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund (“qualified financial intermediaries”). All requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the New York Stock Exchange (“NYSE”) is closed.

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order. Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 4:00 p.m. Eastern time will be processed on the next business day. The Funds will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.

Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund’s distributor reserve the right to reject any purchase order from any party for shares of the Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder’s request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

Pricing of Fund Shares

The price of the Fund’s shares is based on the NAV of the Fund’s portfolio. The Fund calculates its NAV per share by adding the total market value of the Fund’s investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund’ s NAV is calculated at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, every day the NYSE is open.

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However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (“SEC”).

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value under procedures established by the Board. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the adviser values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other Funds of the Trust or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions. The Fund may refuse any exchange purchases for any reason. For example, the Fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Under applicable anti-money laundering regulations and other federal regulations, exchange results may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Fund requires a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure

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that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

General Policies

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. NYLIM Service Company LLC will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•	NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

•	Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company

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LLC will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

•	There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.

•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•	NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•	In the interests of all shareholders, the Funds reserve the right to change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

The Fund may accept telephone orders for redemptions and exchanges only. The Fund does not accept telephone orders for purchases.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and/or maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

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The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

The Fund, through NYLIM Service Company LLC and NYLIFE Distributors LLC, maintains procedures to detect excessive or frequent trading in Fund shares. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its reoccurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts, there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or

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whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ Statement of Additional Information. McMorgan Funds publish quarterly a list of each Fund’s Top 10 portfolio holdings on the Internet at www.mcmorganfunds.com. You may also obtain this information by calling toll free 1-800-831-1994. Disclosure of the Funds’ portfolio holdings is provided monthly. No earlier than 30 business days after month end, the Funds’ month-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following month’s schedule. In addition, disclosure of the Funds’ Top 10 holdings is made quarterly. No earlier than 15 business after quarter end, the Funds’ top-10 quarter-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following quarter’s top-10 holdings. The Funds’ quarterly holdings information is also provided in the Annual Report and the Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

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Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event to the shareholder; you may realize a capital gain or loss on these transactions.

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Distributions declared in October, November or December payable to shareholders of record on a specified date in such a month and actually paid in January of the following year are taxable to shareholders as if such distributions were received by the shareholders on December 31st of the year declared. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U. S. tax certification requirements.

You should consult your own tax adviser for more specific information about federal, state, local or foreign tax consequences of an investment in the Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

Type of Distribution	Declared & Paid
Dividends from Net Investment Income	monthly
Capital Gains	annually

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Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Know With Whom You’re Investing

Who Runs the Fund’s Day-to-Day Business?

The Board of Trustees of the Fund oversees the actions of the Adviser and Distributor and decides on general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Adviser of the Fund is: McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104

The Adviser is responsible for selecting, purchasing, monitoring and selling securities in the Fund’s investment portfolio. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

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Portfolio Management

The portfolio managers who are primarily responsible for the Fund’s day-to-day management are set forth below. In addition, information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers, and their ownership of shares of the Fund is available in the Statement of Additional Information.

David Bader. Mr. Bader has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since joining McMorgan in 2002 and provides credit analysis, portfolio management, and trading for McMorgan’s corporate bond investments. Prior to joining McMorgan, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

Adam Blankman, CFA. Mr. Blankman has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined McMorgan in 1999, and he provides credit research and analysis to support McMorgan’s fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan worked as an analyst with Standard & Poor’s. Mr. Blankman holds a Master’s degree from Stanford University and a Bachelor’s degree from the University of California at Berkeley.

Connor Hancock, CFA. Mr. Hancock joined McMorgan in 1994 with a background in financial sales. He has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined the Investment Department working with the fixed income investment management team. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

Joanna Karger, MBA. Ms. Karger has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since joining McMorgan in September 2003. She has 16 years’ investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger’s responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

Thomas P. Raney. Mr. Raney rejoined McMorgan in 2006 after having served with the firm from 2000 to 2003. He manages the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund, and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney’s primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and

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advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

Manju Seal. Ms. Seal has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since she joined McMorgan in 2006 with ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan’s investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master’s degree in Mathematics (1990) and a Master’s degree in Music (1993).

Elizabeth A. Souza, CFA. Ms. Souza joined McMorgan in 1984 and has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since their inception in 1994. She has 22 years of investment experience. As senior manager of McMorgan fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

Management Fees

The Fund pays the Adviser an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.25% of the Fund’s average daily net assets in investment advisory fees to the Adviser.

The fees paid to the Adviser reflect its voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.75% of the Fund’s average daily net assets. Although the Adviser currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the Adviser may be discontinued at any time. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

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Financial Highlights
Intermediate Fixed Income Fund

The financial highlights table is intended to help you understand the Fund’s financial performance with respect to its Class Z shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

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McMorgan Intermediate Fixed Income Fund
(Selected per share data and ratios)

	Class Z
	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002*
Net asset value, beginning of period	$10.35		$10.21		$10.92	$10.45	$10.65

Income from investment operations:
Net investment income	0.38	(b)	0.34	(b)	0.35	0.47	0.44
Net realized and unrealized gain (loss) on investments	(0.46)		0.13		(0.45)	0.50	(0.10)

Total from investment operations	(0.08)		0.47		(0.10)	0.97	0.34

Less dividends and distributions
From net investment income	(0.36)		(0.31)		(0.33)	(0.47)	(0.45)
From capital gains	(0.02)		(0.02)		(0.28)	(0.03)	(0.09)

Total dividends and distributions	(0.38)		(0.33)		(0.61)	(0.50)	(0.54)

Net asset value, end of period	$9.89		$10.35		$10.21	$10.92	$10.45

Total return	(0.78)%		4.67%		(0.91)%	9.53%	3.25	%(a)
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$28		$25		$1,690	$3,682	$1,987
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.87%		0.85%		0.82%	0.82%	0.78	%†
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.75%		0.75%		0.75%	0.75%	0.75	%†
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.63%		2.89%		3.07%	4.30%	4.94	%†
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	3.75%		2.99%		3.14%	4.37%	4.97	%†
Portfolio turnover	262	%(c)	286	%(c)	225.59%	204.18%	76.07%

*	Class Z commenced operations on September 4, 2001.
†	Annualized.
(a)	Total Return is not annualized.
(b)	Per share data based on average shares outstanding during the year.
(c)	The portfolio turnover is 93% and 199%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and June 30, 2005.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370

PROSPECTUS

Fixed Income Fund • Class Z Shares

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

What’s Inside?

3	McMorgan Fixed Income Fund

6	Fees and Expenses of the Fund

7	More About Investment Strategies and Risks

9	Shareholder Guide

14	Distributions and Taxes

16	Know With Whom You’re Investing

19	Financial Highlights Fixed Income Fund

McMorgan Fixed Income Fund

The Fixed Income Fund’s investment objective is to seek above average total return consistent with maintaining liquidity and preserving capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with no limit on the average remaining maturities. The average weighted portfolio maturity is generally between three and fifteen years.

The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund generally consists of a broad number of individual securities and is diversified by sector, industry and specific issuer, and maturity.

The Adviser’s investment process utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. A market orientation is incorporated whereby deviations in portfolio characteristics from that of the Fund’s benchmark, the Lehman Brothers U.S. Government/Credit Index, are measured and controlled. Extensive credit analysis is performed at the security level to gauge issuer risk and to aid in the determination of relative value. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks

By investing in debt securities, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk -- the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value

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to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a Fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.

  Credit Risk -- the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk -- the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk -- the risk that obligation’s underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk -- not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  Collateral Risk -- for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage related securities.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed-income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

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Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its broad-based securities market benchmark, the Lehman Brothers U.S. Government/Credit Index, an unmanaged securities index, for one-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The bar chart and the performance table show performance of the Fund’s Class Z shares. For periods prior to the inception date of the Class Z shares (February 1, 2001), performance information in the bar chart and table is the performance of the Fund’s McMorgan Fund Class shares. The assets of each class of the Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class’ fees and expenses. Class Z fees and expenses are higher than those of the McMorgan Fund Class and, had Class Z existed prior to 2001, its performance would have been slightly lower than the McMorgan Fund Class returns shown.

Year-to-Date Return	2.41% as of September 30, 2006
Best Quarter	5.67% in the second quarter 2002
Worst Quarter	-3.63% in the second quarter 2004

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Fixed Income Fund, Class Z
Return before Taxes	1.47%	5.38%	5.67%
Return After Taxes on Distributions*	0.09%	3.55%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares*	0.95%	3.51%	3.50%
Lehman Brothers U.S. Government/Credit Index**	2.37%	6.11%	6.17%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

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Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z shares of the McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund or reinvesting dividends.

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees	0.35%
Distribution (12b-1) and/or Service Fees	0.25%
Other Expenses	0.45%
Total Annual Fund Operating Expenses*	1.05%

*	These are the gross fees and expenses of the Fund. The adviser has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.75% of the Fund’s average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Annual Fund Operating Expenses and do not reflect any applicable fee waivers or expense reimbursements. Based on the above assumptions, your costs for the Fund would be:

Expenses after	Fixed Income Fund – Class Z
1Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

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More About Investment Strategies and Risks

Information about the Fund’s principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.

Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

Other Potential Risks

The Fund may at times enter into interest rate, currency and mortgage swap agreements, futures contracts and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund’s performance.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies when the Adviser deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Securities Lending

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Special Mortgage Transactions

The Fund may enter into the following types of mortgage transactions:

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no

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interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. These transactions may result in increased credit risk and increase a Fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase the Fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

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Shareholder Guide

Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund (“qualified financial intermediaries”). All requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the New York Stock Exchange (“NYSE”) is closed.

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order. Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 4:00 p.m. Eastern time will be processed on the next business day. The Funds will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.

Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund’s distributor reserve the right to reject any purchase order from any party for shares of the Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder’s request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

Pricing of Fund Shares

The price of the Fund’s shares is based on the NAV of the Fund’s portfolio. The Fund calculates its NAV per share by adding the total market value of the Fund’s investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund’s NAV is calculated at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, every day the NYSE is open.

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However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (“SEC”).

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value under procedures established by the Board. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the Adviser values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other Funds of the Trust or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions. The Fund may refuse any exchange purchases for any reason. For example, the Fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Under applicable anti-money laundering regulations and other federal regulations, exchange results may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Fund requires a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure

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that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

General Policies

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. NYLIM Service Company LLC will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•	NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

•	Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company

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LLC will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

•	There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.

•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•	NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•	In the interests of all shareholders, the Funds reserve the right to change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

The Fund may accept telephone orders for redemptions and exchanges only. The Fund does not accept telephone orders for purchases.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and/or maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

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The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

The Fund, through NYLIM Service Company LLC and NYLIFE Distributors LLC, maintains procedures to detect excessive or frequent trading in Fund shares. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its reoccurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts, there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or

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whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ Statement of Additional Information. McMorgan Funds publish quarterly a list of each Fund’s Top 10 portfolio holdings on the Internet at www.mcmorganfunds.com. You may also obtain this information by calling toll free 1-800-831-1994. Disclosure of the Funds’ portfolio holdings is provided monthly. No earlier than 30 business days after month end, the Funds’ month-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following month’s schedule. In addition, disclosure of the Funds’ Top 10 holdings is made quarterly. No earlier than 15 business after quarter end, the Funds’ top-10 quarter-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following quarter’s top-10 holdings. The Funds’ quarterly holdings information is also provided in the Annual Report and the Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

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Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event to the shareholder; you may realize a capital gain or loss on these transactions.

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Distributions declared in October, November or December payable to shareholders of record on a specified date in such a month and actually paid in January of the following year are taxable to shareholders as if such distributions were received by the shareholders on December 31st of the year declared. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U. S. tax certification requirements.

You should consult your own tax adviser for more specific information about federal, state, local or foreign tax consequences of an investment in the Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

Type of Distribution	Declared & Paid
Dividends from Net Investment Income	monthly
Capital Gains	annually

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Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Know With Whom You’re Investing

Who Runs the Fund’s Day-to-Day Business?

The Board of Trustees of the Fund oversees the actions of the Adviser and Distributor and decides on general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Adviser of the Fund is: McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

The Adviser is responsible for selecting, purchasing, monitoring and selling securities in the Fund’s investment portfolio. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

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Portfolio Management

The portfolio managers who are primarily responsible for the Fund’s day-to-day management are set forth below. In addition, information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers, and their ownership of shares of the Fund is available in the Statement of Additional Information.

David Bader. Mr. Bader has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since joining McMorgan in 2002 and provides credit analysis, portfolio management, and trading for McMorgan’s corporate bond investments. Prior to joining McMorgan, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

Adam Blankman, CFA. Mr. Blankman has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined McMorgan in 1999, and he provides credit research and analysis to support McMorgan’s fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan worked as an analyst with Standard & Poor’s. Mr. Blankman holds a Master’s degree from Stanford University and a Bachelor’s degree from the University of California at Berkeley.

Connor Hancock, CFA. Mr. Hancock joined McMorgan in 1994 with a background in financial sales. He has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined the Investment Department working with the fixed income investment management team. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

Joanna Karger, MBA. Ms. Karger has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since joining McMorgan in September 2003. She has 16 years’ investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger’s responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

Thomas P. Raney. Mr. Raney rejoined McMorgan in 2006 after having served with the firm from 2000 to 2003. He manages the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund, and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney’s primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and

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advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

Manju Seal. Ms. Seal has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since she joined McMorgan in 2006 with ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan’s investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master’s degree in Mathematics (1990) and a Master’s degree in Music (1993).

Elizabeth A. Souza, CFA. Ms. Souza joined McMorgan in 1984 and has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since their inception in 1994. She has 22 years of investment experience. As senior manager of McMorgan fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

Management Fees

The Fund pays the Adviser an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.05% of the Fund’s average daily net assets in investment advisory fees to the Adviser.

The fees paid to the Adviser reflect its voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.75% of the Fund’s average daily net assets. Although the Adviser currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the Adviser may be discontinued at any time. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

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Financial Highlights
Fixed Income Fund

The financial highlights table is intended to help you understand the Fund’s financial performance with respect to its Class Z shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

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McMorgan Fixed Income Fund
(Selected per share data and ratios)

	Class Z
	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net asset value, beginning of period	$11.20		$10.88		$11.71	$10.86	$10.74

Income from investment operations:
Net investment income	0.43		0.35		0.42	0.52	0.55
Net realized and unrealized gain (loss) on investments	(0.68)		0.43		(0.60)	0.84	0.14

Total from investment operations	(0.25)		0.78		(0.18)	1.36	0.69

Less dividends and distributions:
From net investment income	(0.41)		(0.36)		(0.43)	(0.51)	(0.57)
From capital gains	(0.05)		(0.10)		(0.22)	—	—

Total dividends and distributions	(0.46)		(0.46)		(0.65)	(0.51)	(0.57)

Net asset value, end of period	$10.49		$11.20		$10.88	$11.71	$10.86

Total return	(2.24)%		7.26%		(1.53)%	12.80%	6.55%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$29,499		$29,161		$25,690	$15,646	$3,114
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	1.05%		1.04%		1.02%	1.08%	1.14%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.75%		0.75%		0.75%	0.75%	0.75%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.72%		2.93%		3.57%	4.16%	4.62%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	4.02%		3.22%		3.84%	4.49%	5.02%
Portfolio turnover	287	%(a)	347	%(a)	231.21%	142.48%	94.80%

(a)	The portfolio turnover is 96% and 216%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and 2005.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370

PROSPECTUS

Fixed Income Fund • Class R1 Shares and Class R2 Shares

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class R1 and R2 shares are only offered through financial intermediaries that have selling agreements with the Distributor.

What’s Inside?

3	McMorgan Fixed Income Fund

6	Fees and Expenses of the Fund

7	More About Investment Strategies and Risks

9	Shareholder Guide

15	Distributions and Taxes

17	Know With Whom You’re Investing

20	Financial Highlights Fixed Income Fund

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McMorgan Fixed Income Fund

The Fixed Income Fund’s investment objective is to seek above average total return consistent with maintaining liquidity and preserving capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with no limit on the average remaining maturities. The average weighted portfolio maturity is generally between three and fifteen years.

The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund generally consists of a broad number of individual securities and is diversified by sector, industry and specific issuer, and maturity.

The Adviser’s investment process utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. A market orientation is incorporated whereby deviations in portfolio characteristics from that of the Fund’s benchmark, the Lehman Brothers U.S. Government/Credit Index, are measured and controlled. Extensive credit analysis is performed at the security level to gauge issuer risk and to aid in the determination of relative value. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Fund principally invests in:

  securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

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Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk – the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Credit Risk – the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk – the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk – the risk that obligation’s underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk – not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt.
  Collateral Risk – for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage related securities.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed-income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

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Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied over the last ten years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns (before and after taxes) compare with those of its benchmark, the Lehman Brothers U.S. Government/Credit Index, an unmanaged securities index, for on-year, five-year and ten-year periods. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The bar chart and the performance table show performance of the Fund’s Class R1 shares. For periods prior to the inception date of the Class R1 shares (January 2, 2004), performance information in the bar chart and table is the performance of the Fund’s McMorgan Fund Class shares. The assets of each class of the Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class’ fees and expenses. Class R1 fees and expenses are higher than those of the McMorgan Fund Class and, had Class R1 existed prior to 2004, its performance would have been slightly lower than the McMorgan Class returns shown. Similarly, Class R2 performance would have been lower than that shown for Class R1 and the McMorgan Fund Class.

Year-to-Date Return	2.52% as of September 30, 2006
Best Quarter	5.72% in the third quarter 2002
Worst Quarter	-3.60% in the second quarter 2004

Performance Table
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Fixed Income Fund*
Class R1 Return Before Taxes	1.64%	5.58%	5.78%
Return After Taxes on Distributions*	0.20%	3.67%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares*	1.06%	3.64%	3.56%
Lehman Brothers U.S. Government/Credit Index**	2.37%	6.11%	6.17%
Class R2 Return Before Taxes	1.30%	5.45%	5.71%
Lehman Brothers U.S. Government/Credit Index**	2.37%	6.11%	6.17%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

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Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class R1 and Class R2 shares of the Fund. The Class R1 and Class R2 shares of the Fund do not have any front-end loads or deferred sales load, but Class R2 shares have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into Class McMorgan Shares of the Principal Preservation Fund or reinvesting dividends.

	Class R1	Class R2
Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees	0.35%	0.35%
Distribution (12b-1) Fees	0.00%	0.25%
Other Expenses*	0.55%	0.55%
Total Annual Fund Operating Expenses**	0.90%	1.15%

*	These include shareholder service fees of 0.10% for Class R1 and 0.10% for Class R2.

**	These are the gross fees and expenses of the Fund. The adviser has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rates of 0.60% and 0.85%, respectively, of the Fund’s average daily net assets with respect to its Class R1 and Class R2 shares.

Example
This example is intended to help you compare the cost of investing in Class R1 and Class R2 shares of the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Annual Fund Operating Expenses and do not reflect any applicable fee waivers or expense reimbursements. Based on the above assumptions, your costs for the Fund would be:

Expenses after	Fixed Income Fund ― R1	Fixed Income Fund ― R2
1 Year	$92	$117
3 Years	$287	$365
5 Years	$498	$633
10 Years	$1,108	$1,398

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More About Investment Strategies and Risks

Information about the Fund’s principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.

Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

Other Potential Risks

The Fund may at times enter into interest rate, currency and mortgage swap agreements, futures contracts and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund’s performance.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies when the Adviser deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Securities Lending

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Special Mortgage Transactions

The Fund may enter into the following types of mortgage transactions:

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no

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interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. These transactions may result in increased credit risk and increase the Fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase a fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

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Shareholder Guide

Buying and Selling Fund Shares

Class R1 and R2 shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund (“qualified financial intermediaries”). All purchase and redemption requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the New York Stock Exchange (“NYSE”) is closed.

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order. Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 4:00 p.m. Eastern time will be processed on the next business day. The Funds will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.

Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund’s distributor reserve the right to reject any purchase order from any party for shares of the Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder’s request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

You pay ongoing shareholder service fees for Class R1 or Class R2 shares. You also pay ongoing service and/or distribution fees for Class R2 shares.

Class R1 or Class R2 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with NYLIM Retirement Plan Services or NYLIFE Distributors LLC, including:

  Section 401(a) and 457 plans,
  Certain section 403(b)(7) plans,

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  401(k), profit sharing, money purchase pension and defined benefit plans, and
  Non-qualified deferred compensation plans.

There are no minimum initial or subsequent purchase amounts when investing in Class R1 or Class R2 shares of the Funds.

Pricing of Fund Shares

The price of the Fund’s shares is based on the NAV of the Fund’s portfolio. The Fund calculates its NAV per share by adding the total market value of the Fund’s investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund’s NAV is calculated at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (“SEC”).

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value under procedures established by the Board. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the Adviser values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Exchange Privileges

Class R1 and R2 shares of the Fund may be exchanged for Class McMorgan shares of the Principal Preservation Fund only. An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions. The Fund may refuse any exchange purchases for any reason. For example, the Fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Under applicable anti-money laundering regulations and other federal regulations, exchange results may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

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When the Fund requires a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

General Policies

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. NYLIM Service Company LLC will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•	NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

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•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

•	Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company LLC will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

•	There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.

•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•	NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•	In the interests of all shareholders, the Funds reserve the right to change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

The Fund may accept telephone orders for redemptions and exchanges only. The Fund does not accept telephone orders for purchases.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class R2 shares. Pursuant to which service and/or distribution fees are paid to NYLIFE Distributors LLC (the “Distributor”). The Class R2 12b-1 plan provides for payment for distribution or service activities of up to 0.25% of the average annual net assets of Class R2 shares of the Fund. The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and/or maintaining shareholder accounts. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than other types of sales charges.

Shareholder Services Plans

The Fund has adopted a shareholder services plan with respect to Class R1 and Class R2. Under the terms of the shareholder services plan, Class R1 and Class R2 shares are authorized to pay to the adviser, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1 or Class R2 shares, a shareholder service fee at the rate of 0.10% on

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an annualized basis of the average daily net assets of the Class R1 and Class R2 shares of the Fund.

Pursuant to the shareholder services plans, the Fund’s Class R1 and Class R2 shares may pay for shareholder services and/or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, providing information to shareholders or their advisers, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than certain types of sales charges. With respect to the Class R2 shares, these services are in addition to those services that may be provided under the Class R2 12b-1 plan.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

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The Fund, through NYLIM Service Company LLC and NYLIFE Distributors LLC, maintains procedures to detect excessive or frequent trading in Fund shares. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its reoccurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts, there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ Statement of Additional Information. McMorgan Funds publish quarterly a list of each Fund’s Top 10 portfolio holdings on the Internet at www.mcmorganfunds.com. You may also obtain this information by calling toll free 1-800-831-1994. Disclosure of the Funds’ portfolio holdings is provided monthly. No earlier than 30 business days after month end, the Funds’ month-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following month’s schedule. In addition, disclosure of the Funds’ Top 10 holdings is made quarterly. No earlier than 15 business after quarter end, the Funds’ top-10 quarter-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following quarter’s top-10 holdings. The Funds’ quarterly holdings information is also provided in the Annual Report and the Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

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Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income or capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event to the shareholder; you may realize a capital gain or loss on these transactions.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Distributions declared in October, November or December payable to shareholders of record on a specified date in such a month and actually paid in January of the following year are taxable to shareholders as if such distributions were received by the shareholders on December 31st of the year declared. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

You should consult your own tax adviser for more specific information about federal, state, local or foreign tax consequences of an investment in the Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

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Type of Distribution	Declared & Paid
Dividends from Net Investment Income	monthly
Capital Gains	annually

Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Know With Whom You’re Investing

Who Runs the Fund’s Day-to-Day Business?

The Board of Trustees of the Fund oversees the actions of the Adviser and Distributor and decides on general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Adviser of the Fund is: McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

The Adviser is responsible for selecting, purchasing, monitoring and selling securities in the Fund’s investment portfolio. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

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Portfolio Management

The portfolio managers who are primarily responsible for the Fund’s day-to-day management are set forth below. In addition, information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers, and their ownership of shares of the Fund is available in the Statement of Additional Information.

David Bader. Mr. Bader has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since joining McMorgan in 2002 and provides credit analysis, portfolio management, and trading for McMorgan’s corporate bond investments. Prior to joining McMorgan, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

Adam Blankman, CFA. Mr. Blankman has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined McMorgan in 1999, and he provides credit research and analysis to support McMorgan’s fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan worked as an analyst with Standard & Poor’s. Mr. Blankman holds a Master’s degree from Stanford University and a Bachelor’s degree from the University of California at Berkeley.

Connor Hancock, CFA. Mr. Hancock joined McMorgan in 1994 with a background in financial sales. He has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined the Investment Department working with the fixed income investment management team. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

Joanna Karger, MBA. Ms. Karger has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since joining McMorgan in September 2003. She has 16 years’ investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger’s responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

Thomas P. Raney. Mr. Raney rejoined McMorgan in 2006 after having served with the firm from 2000 to 2003. He manages the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund, and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney’s primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and

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advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

Manju Seal. Ms. Seal has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since she joined McMorgan in 2006 with ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan’s investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master’s degree in Mathematics (1990) and a Master’s degree in Music (1993).

Elizabeth A. Souza, CFA. Ms. Souza joined McMorgan in 1984 and has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since their inception in 1994. She has 22 years of investment experience. As senior manager of McMorgan fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

Management Fees

The Fund pays the Adviser an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.05% and 0.05%, respectively, of the Fund’s average daily net assets with respect to its Class R1 and Class R2 shares in investment advisory fees to the Adviser.

The fees paid to the Adviser reflect its voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.60% of the average daily net assets of the Class R1 shares of the Fund and 0.85% of the average daily net assets of the Class R2 shares of the Fund. Although the Adviser currently intends to continue the fee waiver and/or expense reimbursement, this voluntary action by the Adviser may be discontinued at any time. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Operating expenses not required in the normal operation of the Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission (“SEC”) and the various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

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Financial Highlights
Fixed Income Fund

The financial highlights table is intended to help you understand the Fund’s financial performance with respect to its Class R1 and Class R2 shares for the past two fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

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McMorgan Fixed Income Fund
(Selected per share data and ratios)

	Class R1 Year Ended June 30,						Class R2 Year Ended June 30,
	2006		2005		2004*		2006		2005		2004*
Net asset value, beginning of period	$11.20		$10.88		$11.11		$11.18		$10.88		$11.11

Income from investment operations:
Net investment income	0.45		0.39		0.20		0.42		0.34		0.18
Net realized and unrealized gain (loss) on investments	(0.68)		0.41		(0.24)		(0.67)		0.41		(0.24)

Total from investment operations	(0.23)		0.80		(0.04)		(0.25)		0.75		(0.06)

Less dividends and distributions:
From net investment income	(0.43)		(0.38)		(0.19)		(0.40)		(0.35)		(0.17)
From capital gains	(0.05)		(0.10)		—		(0.05)		(0.10)		—

Total dividends and distributions	(0.48)		(0.48)		(0.19)		(0.45)		(0.45)		(0.17)

Net asset value, end of period	$10.49		$11.20		$10.88		$10.48		$11.18		$10.88
Total return	(2.08)%		7.42%		(0.42	)%(a)	(2.24)%		6.97%		(0.58	)%(a)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1		$1		$1		$1		$1		$1
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	0.90%		0.81%		0.87	%†	1.15%		1.06%		1.12	%†
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.60%		0.50%		0.60	%†	0.85%		0.75%		0.85	%†
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	3.87%		3.06%		3.72	%†	3.62%		2.73%		3.47	%†
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	4.17%		3.36%		3.99	%†	3.92%		3.03%		3.74	%†
Portfolio turnover	287	%(b)	347	%(b)	231.21%		287	%(b)	347	%(b)	231.21%

*	Class R1 and R2 commenced operations on January 2, 2004.
†	Annualized.
(a)	Total Return in not annualized.
(b)	The portfolio turnover is 96% and 216%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and 2005.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370.

PROSPECTUS

Balanced Fund • Class Z Shares

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

What’s Inside?

3	McMorgan Balanced Fund

6	Fees and Expenses of the Fund

7	More About Investment Strategies and Risks

9	Shareholder Guide

14	Distributions and Taxes

16	Know With Whom You’re Investing

20	Financial Highlights McMorgan Balanced Fund

McMorgan Balanced Fund

The Balanced Fund’s investment objective is to see a balance of capital appreciation, income and preservation of capital.

Investment Grade: An investment grade security is one rated Baa or higher by Moody’s, BBB or higher by S&P, or BBB or higher by Fitch. The Fund may also invest in unrated debt securities that the Adviser believes are comparable to investment grade rated securities.

Duration: The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund’s duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Principal Investment Strategies

The Fund invests in a diversified portfolio of equity and debt securities. The Fund’s target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The mix of securities will change based on existing and anticipated market conditions. The Fund’s asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.

Equities

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500® Index over the following six to twelve months. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed. The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500® Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The Fund uses a “bottom up” approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

Debt Securities

The Fund seeks to provide shareholders with income by investing in a broad range of intermediate- and long-term debt securities, including:

  securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
  U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury corporate, bank and commercial obligations
  mortgage-backed securities
  asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The Adviser’s investment process for selecting debt securities for the Fund utilizes a “top down” approach. Total portfolio profile is the central consideration as opposed to individual holdings. Key portfolio characteristics such as duration, structure, and sector allocation are the critical elements in portfolio strategy. The portfolio management team performs ongoing assessment of factors influencing market conditions and incorporates that assessment in determining how the portfolio is structured. Individual securities are evaluated both on their own particular merits as well as their contribution to total portfolio objectives.

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Overall portfolio risk is controlled through diversification of portfolio assets and moderate application of duration, structure and sector strategies. Individual holdings are evaluated on the basis of how their inclusion impacts the risk/return profile of the total portfolio.

The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Interest Rate Risk – the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund’s value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that may invest a portion of its assets in debt securities, may exhibit similar responses to interest rate changes.
  Market Risk – the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions.
  Issuer Specific Risk – the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Credit Risk – the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.
  Call Risk – the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.
  Prepayment Risk – the risk that obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates and could adversely affect yield to maturity. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.
  Agency Risk – not all U.S. government securities are insured or guaranteed by the U.S. Government – some are backed only by the issuing agency, which must rely on its own resources to repay the debt
  Collateral Risk – for asset-backed securities, the security interest in the underlying collateral may be nonexistent or may not be as great as with mortgage related securities
  Economic/Political Risk – changes in economic or political conditions, oth domestic and international, may result in a decline in value of the Fund’s invesments.
Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Suitability

The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed-income securities. The Fund is not suitable for investors who are looking for consistent principal stability.

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26.80
33.84
27.76
11.54
-6.39
-10.76
-26.02
23.16
6.55
6.57
30
20
10
0
-10
-20
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005

Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied from year to year. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with those of its benchmarks, the S&P 500® Index (equities) and the Lehman Brothers U.S. Government/Credit Index (debt securities), two unmanaged securities indices. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The bar chart and performance table show performance of the Fund’s Class Z shares. For periods prior to the inception date of the Class Z shares (January 25, 2001), performance information in the bar chart and table is the performance of the Fund’s McMorgan Fund Class shares. The assets of each class of the Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class’ fees and expenses. Class Z fees and expenses are higher than those of the McMorgan Fund Class and, had Class Z existed prior to 2001, its performance would have been slightly lower than the McMorgan Fund Class returns shown.

Year-to-Date Return	6.75% as of September 30, 2006
Best Quarter	11.93% in the fourth quarter 1998
Worst Quarter	-9.15% in the third quarter 2002

Performance Table
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Balanced Fund Return before Taxes	4.77%	1.79%	7.41%
Return After Taxes on Distributions*	4.08%	0.94%	6.24%
Return After Taxes on Distributions and Sale of Fund Shares*	3.09%	1.07%	5.83%
S&P 500® Index**	4.91%	0.54%	9.07%
Lehman Brothers U.S. Government/Credit Index***	2.37%	6.11%	6.17%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of a measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.
**	The S&P 500® Index is a market capitalization-weighted index of common stocks, and reflects no deduction for fees, expenses or taxes.
***	The Lehman Brothers U.S. Government/Credit Index is an index of all publicly issued bonds of the U.S. government and agencies, as well as investment grade corporate bonds, and reflects no deduction for fees, expenses or taxes.

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Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z shares of the McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund or reinvesting dividends.

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees	0.45%
Distribution (12b-1) and/or Service Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses*	1.22%

*	These are the gross fees and expenses of the Fund. The adviser has voluntarily agreed to waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 0.85% of the Fund’s average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Annual Fund Operating Expenses and do not reflect any applicable fee waivers or expense reimbursements. Based on the above assumptions, your costs for the Fund would be:

Expenses after	Balanced Fund – Class Z
1 Year	$124
3 Years	$387
5 Years	$670
10 Years	$1,477

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More About Investment Strategies and Risks

Information about the Fund’s principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.

Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

Other Potential Risks

The Fund may at times enter into interest rate, currency and mortgage swap agreements, futures contracts and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund’s performance.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies when the Adviser or Sub-adviser deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Special Mortgage Transactions

The Fund may enter into the following types of mortgage transactions:

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no

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interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its shares. These transactions may result in increased credit risk and increase a Fund’s overall investment exposure.

Dollar Rolls

Dollar rolls are transactions in which the Fund sells mortgage-backed securities to a broker with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a different price with the same broker. Normally, one or both securities involved are TBA mortgage-backed securities. These transactions may involve credit risks in the event of a counterparty default, increase the Fund’s overall interest rate exposure, and increase portfolio turnover rate, which increases transaction costs and may increase taxable gains.

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Shareholder Guide

Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund (“qualified financial intermediaries”). All requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. The Fund does not price shares on days when the New York Stock Exchange (“NYSE”) is closed.

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order. Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 4:00 p.m. Eastern time will be processed on the next business day. The Funds will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.

Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund’s distributor reserve the right to reject any purchase order from any party for shares of the Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder’s request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

Pricing of Fund Shares

The price of the Fund’s shares is based on the NAV of the Fund’s portfolio. The Fund calculates its NAV per share by adding the total market value of the Fund’s investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund’s NAV is calculated at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, every day the NYSE is open.

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However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (“SEC”).

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value under procedures established by the Board. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the Adviser values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other Funds of the Trust or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions. The Fund may refuse any exchange purchases for any reason. For example, the Fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Under applicable anti-money laundering regulations and other federal regulations, exchange results may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Fund requires a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure

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that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

General Policies

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. NYLIM Service Company LLC will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•	NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

•	Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company

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LLC will make the payment within seven days after receiving your request in good order.

•	If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

•	There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.

•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•	NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•	In the interests of all shareholders, the Funds reserve the right to change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

The Fund may accept telephone orders for redemptions and exchanges only. The Fund does not accept telephone orders for purchases.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and/or maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

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The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

The Fund, through NYLIM Service Company LLC and NYLIFE Distributors LLC, maintains procedures to detect excessive or frequent trading in Fund shares. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its reoccurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts, there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or

13

whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities holdings is available in the Funds’ Statement of Additional Information. McMorgan Funds publish quarterly a list of each Fund’s Top 10 portfolio holdings on the Internet at www.mcmorganfunds.com. You may also obtain this information by calling toll free 1-800-831-1994. Disclosure of the Funds’ portfolio holdings is provided monthly. No earlier than 30 business days after month end, the Funds’ month-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following month’s schedule. In addition, disclosure of the Funds’ Top 10 holdings is made quarterly. No earlier than 15 business after quarter end, the Funds’ top-10 quarter-end portfolio holdings will be posted on the McMorgan Funds’ website. The holdings listing will remain accessible on the website until the posting of the following quarter’s top-10 holdings. The Funds’ quarterly holdings information is also provided in the Annual Report and the Semiannual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

14

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income or capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event to the shareholder; you may realize a capital gain or loss on these transactions.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Distributions declared in October, November or December payable to shareholders of record on a specified date in such a month and actually paid in January of the following year are taxable to shareholders as if such distributions were received by the shareholders on December 31st of the year declared. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

You should consult your own tax adviser for more specific information about federal, state, local or foreign tax consequences of an investment in the Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

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Type of Distribution	Declared & Paid
Dividends from Net Investment Income	quarterly
Capital Gains	annually

Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

16

Know With Whom You’re Investing

Who Runs the Fund’s Day-to-Day Business?

The Board of Trustees of the Fund oversees the actions of the Adviser, the Sub-adviser and Distributor and decides on general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Adviser of the Fund is: McMorgan & Company LLC One Bush Street, Suite 800, San Francisco, California 94104.

The Adviser is responsible for overseeing the Sub-adviser’s management of the securities in the Fund’s investment portfolio and for providing other investment management services to the Fund. Prior to March, 2005, the Adviser managed the equity portion of the Balance Fund. Prior to March, 2005, the Adviser managed the equity portion of the Balance Fund. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusted plans. As of June 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

The Sub-adviser of the Fund is New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

NYLIM is a wholly-owned investment management subsidiary of New York Life Investment Management Holdings LLC, serving institutions and individuals. As of June 30, 2006, NYLIM and its affiliates had approximately $223 billion in assets under management.

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Portfolio Management

The portfolio managers who are primarily responsible for the fixed-income portion of the Fund’s day-to-day management are set forth below. In addition, information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Fund is available in the Statement of Additional Information.

David Bader. Mr. Bader has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since joining McMorgan in 2002 and provides credit analysis, portfolio management, and trading for McMorgan’s corporate bond investments. Prior to joining McMorgan, he worked as an Associate in Global Corporate and Investment Banking at Bank of America, performing in depth credit analysis within the corporate lending area. Mr. Bader obtained his MBA from the Anderson School at the University of California at Los Angeles. He holds a BS degree in Business Economics and Finance from the University of Arizona.

Adam Blankman, CFA. Mr. Blankman has been involved with the management of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined McMorgan in 1999, and he provides credit research and analysis to support McMorgan’s fixed income portfolios. He has 12 years of experience with fixed income securities and prior to coming to McMorgan worked as an analyst with Standard & Poor’s. Mr. Blankman holds a Master’s degree from Stanford University and a Bachelor’s degree from the University of California at Berkeley.

Connor Hancock, CFA. Mr. Hancock joined McMorgan in 1994 with a background in financial sales. He has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since he joined the Investment Department working with the fixed income investment management team. Mr. Hancock works in all areas of the fixed income market, with particular focus on the corporate, mortgage, and asset backed sectors. He earned a BA in Economics from the University of California at Santa Barbara.

Harvey Fram, CFA. Mr. Fram is the portfolio manager of the Equity Investment Fund and manages the equity portion of the Balanced Fund’s portfolio. Mr. Fram is currently a Managing Director at NYLIM. Mr. Fram is responsible for the management of quantitative equity portfolios. Prior to joining NYLIM in 2000, Mr. Fram was a Portfolio Manager and Research Strategist of Monitor Capital Advisors LLC (“Monitor”). Prior to joining Monitor, he was a quantitative research analyst at ITG, a technology-based equity brokerage firm. Mr. Fram was awarded his Chartered Financial Analyst (“CFA”) designation in 1999 and has an MBA from the Wharton School of Business at the University of Pennsylvania.

Joanna Karger, MBA. Ms. Karger has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since joining McMorgan in September 2003. She has 16 years’ investment experience as a fixed income portfolio manager. As a senior portfolio manager, Ms. Karger’s responsibilities include fixed income strategy development and implementation with an emphasis on the securitized sector. Prior to joining McMorgan, Ms. Karger worked at Dresdner RCM Global Investors as a Director and Portfolio Manager. A graduate of the Wharton School of Business at the University of Pennsylvania. Ms. Karger holds an MBA in Finance. She achieved a BA in Economics from the University of California at Berkeley.

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Thomas P. Raney. Mr. Raney rejoined McMorgan in 2006 after having served with the firm from 2000 to 2003. He manages the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund, and he has over 29 years of experience in the fixed income markets with extensive expertise in Rate, Curve and TIPs trading. Mr. Raney’s primary function in the fixed income team is to monitor and manage Treasury, Agency and TIPs holdings. His prior work experience includes being a principal in a broker-dealer which specialized in proprietary trading and arbitrage, as well as transactional and advisory work with domestic and foreign money managers. Mr. Raney is a graduate of the University of California, Berkeley.

Manju Seal. Ms. Seal has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund since she joined McMorgan in 2006 with ten years of investment experience and an emphasis in structured products, risk management and quantitative methods. Within McMorgan’s investment team, her primary focus is securitized sector for all fixed income portfolios. She has worked both on the buy and sell sides of the business. Prior to working at Seneca Capital as a quantitative analyst, she was at Goldman Sachs from 1997-2002, working both on the structured products desk and more recently managing the fixed income team as a Vice President within the Risk and Performance Analytics Group at GSAM. She started out as a structured finance analyst at Arthur Andersen. Ms. Seal has a Master’s degree in Mathematics (1990) and a Master’s degree in Music (1993).

Elizabeth A. Souza, CFA. Ms. Souza joined McMorgan in 1984 and has managed the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balance Fund since their inception in 1994. She has 22 years of investment experience. As senior manager of McMorgan fixed income portfolios, she develops investment strategy and risk-reward analyses in all sectors and implements trades. Her comprehensive range of experience in investment management and her CFA designation complement a BS degree in Finance from California State University, Hayward.

Management Fees

The Fund pays the Adviser an annual advisory fee of 0.45% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.21% of the Fund’s average daily net assets in investment advisory fees to the Adviser.

The fees paid to the Adviser reflect its voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed annual rate 0.85% of the Fund’s average daily net assets. Although the Adviser currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the Adviser may be discontinued at any time. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

Pursuant to the Sub-Advisory Agreement between the Adviser and Sub-adviser, the Sub-adviser, subject to the supervision of the Trustees of the Trust and the Adviser, and in conformity with the stated policies of the Balanced Fund that it manages and the Trust, manages the assets of the Balanced Fund, including the

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purchase, retention, and disposition of portfolio securities. As compensation for services, the Adviser, not the Fund, pays the Sub-adviser 0.25% of the average daily net assets of the Balanced Fund pursuant to the Sub-Advisory Agreement related to the Balanced Fund. If, however, the Adviser, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the Balanced Fund for expenses or waive any expense for the Balanced Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the Sub-adviser.

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Financial Highlights
McMorgan Balanced Fund

The financial highlights table is intended to help you understand the Fund’s financial performance with respect to its Class Z shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

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McMorgan Balanced Fund
(Selected per share data and ratios)

	Class Z
	Year ended June 30, 2006		Year ended June 30, 2005		Year ended June 30, 2004	Year ended June 30, 2003		Year ended June 30, 2002
Net asset value, beginning of period	$17.35		$16.63		$15.52	$15.51		$18.15

Income from investment operations:
Net investment income	0.37		0.28	(b)(c)	0.30	0.40		0.43
Net realized and unrealized gain (loss) on investments	0.56		0.78		1.11	0.03		(2.16)

Total from investment operations	0.93		1.06		1.41	0.43		(1.73)

Less dividends and distributions:
From net investment income	(0.37)		(0.34)		(0.30)	(0.42)		(0.43)
From capital gains	–		–		–	(0.00	)(a)	(0.48)

Total dividends and distributions	(0.37)		(0.34)		(0.30)	(0.42)		(0.91)

Net asset value, end of period	$17.91		$17.35		$16.63	$15.52		$15.51

Total return	5.36%		6.40%		9.17%	2.90%		(9.87)%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$7,316		$7,195		$7,478	$6,892		$6,842
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	1.22%		1.09%		0.97%	0.95%		0.92%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	0.85%		0.85%		0.85%	0.85%		0.85%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	1.66%		1.50	%(b)	1.73%	2.54%		2.45%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	2.03%		1.74	%(b)	1.85%	2.64%		2.52%
Portfolio turnover	153	%(d)	177	%(d)	101.99%	56.23%		45.80%

(a)	Less than one cent per share.
(b)	Included in net investment income per share and the ratio of net investment income to average net assets are $0.06 per share and 0.20%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.
(c)	Per share data based on average shares outstanding during the year.
(d)	The portfolio turnover is 93% and 133%, respectively, not including mortgage dollar rolls for the years ended June 30, 2006 and 2005.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370

PROSPECTUS

Equity Investment Fund • Class Z Shares

October 30, 2006

One Bush Street, Suite 800 • San Francisco, California 94104

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

What’s Inside?

3	McMorgan Equity Investment Fund

6	Fees and Expenses of the Fund

7	More About Investment Strategies and Risks

8	Shareholder Guide

13	Distributions and Taxes

15	Know With Whom You’re Investing

17	Financial Highlights Equity Investment Fund

McMorgan Equity Investment Fund

The Equity Investment Fund’s investment objective is to seek above-average total return consistent with reasonable risk.

Principal Investment Strategies

The Fund seeks to identify companies that are considered to have a high probability of outperforming the S&P 500® Index over the following six to twelve months. The Fund invests at least 80% of its net assets in equity securities. The underlying process for selecting stocks is based on a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. On occasion, trading strategies that seek to realize returns over shorter periods may be employed. The Fund normally invests in common stocks of well-established U.S. companies, primarily those with large-capitalizations. The Fund invests in companies with market capitalizations that, at the time of investment, are similar to companies in the S&P 500® Index and the Russell 1000 Index. The Fund is managed with a core orientation (including growth and value equities). The Fund uses a “bottom up” approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends.

The S&P 500® Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. S&P 500® is a trademark of The McGraw-Hill Companies Inc. The market capitalizations of companies in this index fluctuate; as of September 30, 2006, they range from $1.2 billion to $398.9 billion.

The Sub-adviser may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Sub-adviser may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, and changes in the condition and outlook in the issuer’s industry.

Principal Risks

By investing in stocks, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

  Market Risk – the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions.
  Issuer Specific Risk – the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Economic/Political Risk – changes in economic or political conditions, both domestic and international may result in a decline in value of the Fund’s investments.

Investment in equity securities is also particularly subject to the risk of changing industry and company conditions and the risks inherent in management’s ability to anticipate such changes that can adversely affect the value of the Fund’s holdings.

The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The principal risk of investing in value stocks is that they may never reach what the Sub-adviser believes is their full value or that they may even go down in value.

Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end)

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Due to its trading strategies, the Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).

Suitability

The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500® Index. The Fund is not suitable for investors who are looking for consistent principal stability.

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Past Fund Performance

The bar chart and performance table illustrate some of the risks of investing in the Fund and how the Fund’s total return has varied from year to year. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The bar chart and the performance table show performance of the Fund’s Class Z shares. For periods prior to the inception date of the Class Z shares (February 1, 2001), performance information in the bar chart and table is the performance of the Fund’s McMorgan Fund Class shares, adjusted to reflect the actual 12b-1 fees and other expenses paid by the Class Z shares. The assets of each class of the Fund are invested in an identical portfolio of securities and the performance of each class will be similar, varying only to the extent of differences in each class’ fees and expenses. Class Z fees and expenses are higher than those of the McMorgan Fund Class and, had Class Z existed prior to 2001, its performance would have been slightly lower than the McMorgan Fund Class returns shown.

Year-to-Date Return	8.81% as of September 30, 2006
Best Quarter	20.25% in the fourth quarter 1998
Worst Quarter	-18.75% in the third quarter 2002

Performance Table –
(Average annual total returns as of December 31, 2005)

	1 Year	5 Years	10 Years
McMorgan Equity Investment Fund Return before Taxes	6.57%	-1.58%	7.65%
Return After Taxes on Distributions*	6.34%	-1.87%	7.09%
Return After Taxes on Distributions and Sale of Fund Shares*	4.37%	-1.46%	6.51%
S&P 500® Index**	4.91%	0.54%	9.07%

*	After–tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

**	The S&P 500® Index is a market capitalization-weighted index of common stock, and reflects no deduction for fees, expenses or taxes.

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Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.

Annual Fund Operating Expenses:
(expenses that are deducted from Fund assets)
Management Fees	0.50%
Distribution (12b-1) and/or Service Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	1.05%

*	The adviser intends to voluntarily waive fees or reimburse expenses so that the total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 1.00% of the Fund’s average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated;
  you redeem all of your shares or you hold them at the end of each time period;
  your investment has a 5% return each year;
  all distributions are reinvested; and
  operating expenses of the Fund remain the same in each year of the time periods shown.
This example is for comparison only. Actual return and expenses may be different and the Fund’s performance and expenses may be higher or lower. The numbers are based on Total Annual Fund Operating Expenses and do not reflect any applicable fee waivers or expense reimbursements. Based on the above assumptions, your costs for the Fund would be:

Expenses after	Equity Investment Fund – Class Z
1Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

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More About Investment Strategies and Risks

Information about the Fund’s principal investments, investment practices and principal risks appears at the beginning of the Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Fund.

Additional information about the investment practices of the Fund and risks pertinent to these practices is included in the Statement of Additional Information (SAI) (see the back cover of this Prospectus).

Other Potential Risks

The Fund may at times invest a small portion of its assets in derivative securities. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements, futures contracts and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund’s performance. The Fund currently does not intend to invest in futures contracts or options.

The value of derivative securities is based on underlying securities, interest rates, currencies or indices. Derivative securities may be hard to sell and are very sensitive to changes in the value of the underlying security interest rate, currency or index, and as a result can be highly volatile. If the Adviser or the Sub-adviser is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss to a Fund. A Fund could also lose money if the counterparty to the transaction does not meet its obligations. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose value is based on underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The Sub-adviser’s ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchase at a premium the amount of some or all of the premium may be lost in the event of prepayment.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies when the Adviser or Sub-adviser deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Securities Lending

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

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Shareholder Guide

Buying and Selling Fund Shares

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund (“qualified financial intermediaries”). All requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the net asset value (“NAV”) per share next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the New York Stock Exchange (“NYSE”) is closed.

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund’s transfer agent receives and accepts your order. Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day’s NAV. Requests received after 4:00 p.m. Eastern time will be processed on the next business day. The Fund will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.

Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund’s distributor reserve the right to reject any purchase order from any party for shares of the Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder’s request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing any of these transactions.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld (see “Know Your Customer Regulations” below).

Pricing of Fund Shares

The price of the Fund’s shares is based on the NAV of the Fund’s portfolio. The Fund calculates its NAV per share by adding the total market value of the Fund’s investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund’s NAV is calculated at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, every day the NYSE is open.

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However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (“SEC”).

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value under procedures established by the Board. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the Adviser values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other Funds of the Trust or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of the Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions. The Fund may refuse any exchange purchases for any reason. For example, the Fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Under applicable anti-money laundering regulations and other federal regulations, exchange results may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Fund requires a signature guarantee, a Medallion signature guarantee must be provided. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.

Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to

9

cover the requested transaction(s), the Medallion signature guarantee will be rejected.

Know Your Customer Regulations

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person who opens a new account:

  Name;
  Date of birth (for individuals);
  Residential or business street address (although post office boxes are still permitted for mailing); and
  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

General Policies

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.

•	NYLIM Service Company LLC does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses of fees that a Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	A Fund may, in its discretion, reject any order for the purchase of shares.

Selling Shares

•	Your shares will be sold at the next NAV calculated after NYLIM Service Company LLC receives your request in good order. NYLIM Service Company LLC will make the payment within seven days after receiving your request in good order.

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•	If you buy shares by check or by ACH purchase and quickly decide to see them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

•	There will be no redemption of shares during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted or the SEC deems an emergency to exist.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as NYLIM Service Company LLC takes reasonable measures to verify the order.

•	Reinvestment won’t relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

•	NYLIM Service Company LLC requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

•	In the interests of all shareholders, the Funds reserve the right to change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

The Fund may accept telephone orders for redemptions and exchanges only. The Fund does not accept telephone orders for purchases.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and/or maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund’s shareholders and the Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short-term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Fund’s investment strategies or negatively impact Fund performance. For example, the Adviser might have to maintain more of the Fund’s assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders who engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, traded infrequently, or are relatively illiquid (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity.

The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions

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or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

The Fund is not intended to be used as a vehicle for short-term trading, and the Board of Trustees has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Fund. In addition, the Fund reserves the right to reject, limit, or impose other conditions on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s judgment, is likely to harm Fund shareholders. Pursuant to the Fund’s policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund’s long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the procedures. Any additional exceptions are subject to the advance approval by the Trust’s chief compliance officer, among others, and are subject to Board oversight.

The Fund, through NYLIM Service Company LLC and NYLIFE Distributors LLC, maintains procedures to detect excessive or frequent trading in Fund shares. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. Among other things, to the extent identified, the Fund will place a “block” on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or frequent trading or to address specific circumstances.

In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter short-term trading and to offset certain costs associated with short-term trading, which fee will be described in the Fund’s Prospectus.

While the Fund discourages excessive short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect market timing activity or participants engaging in such activity, or, if it is detected, to prevent its reoccurrence. The Funds’ ability to reasonably detect all such trading may be limited, for example, where such trading is conducted through omnibus and similar account arrangements. In the case of omnibus accounts, there is no assurance that each financial intermediary that carries an omnibus account will cooperate with the Fund to assist in monitoring and detecting market timing and excessive trading activities. Where a financial intermediary does not cooperate, the Fund may review and determine whether it is in the best interest of the Fund to continue to maintain a selling agreement with such financial intermediary, or whether such agreement should be terminated. The Fund has no arrangements to permit or accommodate frequent or excessive short-term trading.

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Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities holdings is available in the Statement of Additional Information.

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Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income or capital gains. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event to the shareholder; you may realize a capital gain or loss on these transactions.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Distributions declared in October, November or December payable to shareholders of record on a specified date in such a month and actually paid in January of the following year are taxable to shareholders as if such distributions were received by the shareholders on December 31st of the year declared. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

You should consult your own tax adviser for more specific information about federal, state, local or foreign tax consequences of an investment in the Fund. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

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Type of Distribution	Declared & Paid
Dividends from Net Investment Income	quarterly
Capital Gains	annually

Backup Withholding
By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:
  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).
A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Know With Whom You’re Investing

Who Runs the Fund’s Day-to-Day Business?

The Board of Trustees of the Fund oversees the actions of the Adviser, the Sub-adviser and Distributor and decides on general policies. The Board also oversees the Fund’s officers, who conduct and supervise the daily business of the Fund.

The Adviser of the Fund is: McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104.

The Adviser is responsible for overseeing the Sub-adviser’s management of the securities in the Fund’s investment portfolio and for providing other investment management services to the Fund. The Adviser also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusted plans. As of June 30, 2006, the Adviser had approximately $12 billion of assets under management, including investment company assets of approximately $748 million.

The Sub-adviser of the Fund is New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

NYLIM is a wholly-owned investment management subsidiary of New York Life Investment Management Holdings LLC, serving institutions and individuals. As of June 30, 2006, NYLIM and its affiliates had approximately $223 billion in assets under management.

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Portfolio Management

The Board of Trustees supervises the overall management of the Fund and delegates certain of its responsibilities to the Adviser. The Adviser has retained the Sub-adviser to manage the investment portfolio or the Fund, and certain adviser personnel are responsible for overseeing the Sub-adviser’s selection, purchasing, monitoring and selling of the securities in the Fund’s investment portfolio and for providing other investment management services to the Fund.

The portfolio manager who is primarily responsible for the equity portion of the Fund’s day-to-day management is set forth below. This section provides biographical information about the Fund’s portfolio manager. In addition, information regarding the portfolio manager’s compensation, other accounts managed by this portfolio manager, and his ownership of shares of the Funds managed is available in the Statement of Additional Information.

Harvey Fram, CFA. Mr. Fram is the portfolio manager of the Equity Investment Fund and manages the equity portion of the Balanced Fund’s portfolio. Mr. Fram is currently a Managing Director at NYLIM. Mr. Fram is responsible for the management of quantitative equity portfolios. Prior to joining NYLIM in 2000, Mr. Fram was a Portfolio Manager and Research Strategist of Monitor Capital Advisors LLC (“Monitor”). Prior to joining Monitor, he was a quantitative research analyst at ITG, a technology-based equity brokerage firm. Mr. Fram was awarded his Chartered Financial Analyst (“CFA”) designation in 1999 and has an MBA from the Wharton School of Business at the University of Pennsylvania.

Management Fees

The Fund pays the Adviser an annual advisory fee of 0.50% of average daily net assets for providing investment advisory services. As compensation for services, the Adviser, not the Funds, pays the Sub-adviser 0.25% of the net asset value of the Fund pursuant to the Interim Sub-Advisory Agreement.

The Adviser has voluntarily undertaken to waive fees and/or reimburse expenses so that total operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rate of 1.00% of the Fund’s average daily net assets. Although the Adviser currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the Adviser may be at any time. Any waiver or reimbursements by the Adviser is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

Pursuant to the Sub-Advisory Agreement between the Adviser and Sub-adviser, the Sub-adviser, subject to the supervision of the Trustees of the Trust and the Adviser, and in conformity with the stated policies of the Equity Investment Fund that it manages and the Trust, manages the assets of the Equity Investment Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the Adviser, not the Funds, pays the Sub-adviser 0.25% of the average daily net assets of the Equity Investment Fund pursuant to the Sub-Advisory Agreement related to the Equity Investment Fund. If, however, the Adviser, pursuant to the terms of the Advisory Agreement or other agreement, is required to reimburse the Equity Investment Fund for expenses or waive any expense for the Equity Investment Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the Sub-adviser.

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Financial Highlights
Equity Investment Fund

The financial highlights table is intended to help you understand the Fund’s financial performance with respect to its Class Z shares for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. The information for the fiscal year ended June 30, 2006 has been audited by Tait, Weller & Baker LLP whose report, along with the Fund’s financial statements, is included in the Annual Report, which is available upon request.

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McMorgan Equity Investment Fund
(Selected per share data and ratios)

	Class Z
	Year Ended June 20, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004	Year Ended June 30, 2003	Year Ended June 30, 2002
Net asset value, beginning of period	$21.69	$20.57		$18.04	$19.05	$24.57

Income from investment operations:
Net investment income	0.20 (a)	0.17	(b)	0.13	0.18	0.15
Net realized and unrealized gain (loss) on investments	1.75	1.14		2.53	(1.00)	(5.11)

Total from investment operations	1.95	1.31		2.66	(0.82)	(4.96)

Less dividends and distributions:
From net investment income	(0.21)	(0.19)		(0.13)	(0.19)	(0.15)
From capital gains	—	—		—	—	(0.41)

Total dividends and distributions	(0.21)	(0.19)		(0.13)	(0.19)	(0.56)

Net asset value, end of period	$23.43	$21.69		$20.57	$18.04	$19.05

Total return	9.01%	6.38%		14.78%	(4.23)%	(20.52)%
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$12,755	$6,904		$11,181	$10,170	$12,637
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Adviser	1.05%	1.05%		0.97%	0.96%	0.96%
Ratio of expenses to average net assets after reimbursement of expenses by Adviser	1.00%	1.00%		0.97%	0.96%	0.96%
Ratio of net investment income to average net assets before reimbursement of expenses by Adviser	0.85%	0.89	%(b)	0.65%	1.09%	0.70%
Ratio of net investment income to average net assets after reimbursement of expenses by Adviser	0.90%	0.94	%(b)	0.65%	1.09%	0.70%
Portfolio turnover	98%	127%		39.13%	30.77%	14.95%

(a)	Per share data based on an average shares outstanding during the period.
(b)	Included in net investment income per share and the ratio of net investment income to average net assets are $0.06 per share and 0.03%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.

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Additional Information
No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds’ investments is available in the McMorgan Funds’ Annual and Semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference, (legally forms a part of this Prospectus) and has been filed with the SEC.

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 1-800-831-1994
Internet address: www.mcmorganfunds.com

These reports and other information about McMorgan Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about McMorgan Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the SEC’s Public Reference Section, please call 1-202-942-8090.

NYLIFE Distributors LLC
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors LLC is the Distributor of McMorgan Funds.

McMorgan Funds’ SEC File No. is 811-8370

STATEMENT OF ADDITIONAL INFORMATION

MCMORGAN FUNDS

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October 30, 2006

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MONEY MARKET FUND McMorgan Principal Preservation Fund	BALANCED FUND McMorgan Balanced Fund

FIXED INCOME FUNDS McMorgan Intermediate Fixed Income Fund McMorgan Fixed Income Fund McMorgan High Yield Fund	EQUITY FUND McMorgan Equity Investment Fund
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This Statement of Additional Information dated October 30, 2006 is not a prospectus. It should be read in conjunction with the McMorgan Funds’ Prospectus dated October 30, 2006, the Class Z Prospectuses dated October 30, 2006 and the Class R1 and R2 Prospectus dated October 30, 2006, (each, a “Prospectus,”or, collectively, the “Prospectuses”) each of which are incorporated by reference herein. Copies of the Prospectuses may be obtained without charge by contacting either the Adviser or the underwriter at the addresses and telephone numbers below or by visiting the McMorgan Funds’ website at http://www.mcmorganfunds.com.

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Underwriter: NYLIFE Distributors LLC 169 Lackawanna Avenue Parsippany, NJ 07054 (973) 394-3000	Adviser: McMorgan & Company LLC One Bush Street, Suite 800 San Francisco, CA 94104 (800) 831-1994
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No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or NYLIFE Distributors LLC (the “Distributor”). This SAI and the Prospectus do not constitute an offer by the Trust or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

The financial statements of the Funds (as defined herein), including the Financial Highlights for the fiscal year ended June 30, 2006, as presented in the 2006 Annual Report to Shareholders and the Report to Shareholders thereon of Tait, Weller & Baker LLP, independent registered public accounting firm, appearing therein are incorporated by reference into this SAI.

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MCMORGAN FUNDS

TABLE OF CONTENTS

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MCMORGAN FUNDS

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McMorgan Funds, One Bush Street, Suite 800, San Francisco, California, 94104, is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). McMorgan Funds offers an unlimited authorized number of shares of beneficial interest (the “Shares”) in the following series: McMorgan Principal Preservation Fund (the “Principal Preservation Fund”), McMorgan Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund”), McMorgan Fixed Income Fund (the “Fixed Income Fund”), McMorgan High Yield Fund (the “High Yield Fund”), McMorgan Balanced Fund (the “Balanced Fund”) and McMorgan Equity Investment Fund (the “Equity Investment Fund”) (each a “Fund,” and, collectively, the “Funds”). The Intermediate Fixed Income Fund, High Yield Fund, Balanced Fund, and Equity Investment Fund offer two classes of shares: McMorgan Funds shares and Class Z shares. The Fixed Income Fund offers four classes of shares: McMorgan Fund Shares, Class Z shares, Class R1 shares and Class R2 shares. The Principal Preservation Fund only offers McMorgan Funds class of shares.

Each Fund is a separate series of McMorgan Funds (the “Trust” or “Funds”), a Delaware statutory trust organized by a Trust Instrument dated February 3, 1994, as amended on May 9, 1994. The Trustees of McMorgan Funds may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

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INVESTMENT POLICIES AND LIMITATIONS

The following supplements the information contained in the Prospectus concerning the investment policies and related risks of the Funds.

FUNDAMENTAL POLICIES

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The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectuses and this SAI, and the Funds’ objectives as described in the Prospectuses, all other investment policies and practices described may be changed by the Board of Trustees without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectuses, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s net assets will not be considered a violation.

The following are the Funds’ fundamental investment limitations:

(1)

Each Fund may not make loans to other persons except (a) through the lending of its portfolio securities up to 33 1/3 percent of its total assets, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. Each Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC;

(2)	Each Fund may not borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
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(3)

 Each Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent a Fund from purchasing or selling futures contracts and options thereon or from investing in securities or other instruments backed by physical commodities;

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(4)	Each Fund may not issue senior securities, except as permitted under the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
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(5)

Each Fund may not act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the Securities Act of 1933, as amended (the “1933 Act”);

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(6)	As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer;
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(7)	Each Fund may not purchase the securities of issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities issued by other investment companies) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the net assets of the Fund.

For the purposes of this fundamental investment restriction, each Fund may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. The Equity Investment Fund relies on the GICS classification, and the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, High Yield Fund and Balanced Fund rely on the Bloomberg classification. A Fund’s reliance on a particular classification system is not a fundamental investment restriction and, therefore, may be changed without shareholder approval; and

(8)

Each Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

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NON-FUNDAMENTAL POLICIES

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In addition to each Fund’s fundamental investment restrictions, the Trustees have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without the prior notice to or approval of shareholders.

Each Fund will not: (1) invest more than 5% of its respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange (“AMEX”), except warrants acquired as a result of holdings of common stocks.

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s net assets will not be considered a violation. With respect to investment in illiquid securities, a Fund will consider taking measures to reduce the holdings of illiquid securities if they exceed the percentage limitation as a result of changes in the values of the securities as if liquid securities have become illiquid.

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DEBT SECURITIES

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Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund, and thus the net asset value (“NAV”) of the shares of beneficial interest of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund’s investments, changes in the relative values of the currencies in which the Fund’s investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

A Fund’s investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

Corporate debt securities may bear fixed, contingent or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

When and if available, debt securities may be purchased at a discount from face value. From time to time, each Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income (or capital appreciation, if any).

FLOATING AND VARIABLE RATE SECURITIES

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Each Fund may invest in floating and variable rate debt instruments.

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The interest rate on a floating rate debt instrument (“floater”) is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates. A Fund will participate in any declines in interest rates as well. To be an eligible investment for the Principal Preservation Fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost.

Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

The interest rate on a leveraged inverse floating rate debt instrument (“inverse floater”) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of a Fund’s limitation on investments in such securities. The Principal Preservation Fund may not invest in inverse floaters.

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While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

Because variable and floating rate notes are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, if these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

FOREIGN SECURITIES

Each Fund may invest in foreign debt and equity securities. The Principal Preservation Fund may purchase securities of foreign issuers only if they are U.S. dollar denominated.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution.

In addition, although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks. There may be less information publicly available about a foreign corporate issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. Other risks include those related to changes in foreign currency exchange rates, political and economic developments, the possible imposition of foreign withholding tax on the interest or dividend income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by a Fund.

Transactions in foreign-currency denominated debt securities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

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FUTURES AND OPTIONS TRANSACTIONS

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Futures Transactions

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Each Fund, other than the Principal Preservation Fund, may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund’s securities. The Funds may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of a Fund’s portfolio and for other appropriate risk management and investment purposes. For example, a Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of a Fund’s portfolio of fixed-income securities. Such futures contracts would obligate the Fund to make or take delivery of certain debt securities or an amount of cash upon expiration of the futures contract, although most futures positions typically are closed out through an offsetting transaction prior to expiration.

Each Fund, other than the Principal Preservation Fund, may purchase and sell stock index futures to hedge the equity portion of those Funds’ securities portfolios with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contract. The Funds do not intend to use U.S. stock index futures to hedge positions in securities of U.S. companies. These Funds may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of their portfolios. In addition, these Funds may, to the extent they invest in foreign securities, enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Each of the Funds may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission (“CFTC”). Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges such as Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges. The Intermediate Fixed Income Fund, Fixed Income Fund, High Yield Fund and Balanced Fund are not limited to the above-listed exchanges.

A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Fund’s current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade which have been designated as “contract markets” or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through an “open outcry” auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indices and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank CDs, a municipal bond index and various stock indices.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodians (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”) as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Fund will mark-to-market its open futures positions. Moreover, each Fund will maintain sufficient liquid assets to cover its obligations under open futures contracts.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

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Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Futures on Debt Securities

Each Fund, other than the Principal Preservation Fund, may enter into future contracts on debt securities. The Equity Investment Fund does not currently intend to enter into such transactions. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities—assuming a “long” position – a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities—assuming a “short” position it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Funds’ Adviser to reflect the fair value of the contract, in which case the positions will be valued pursuant to valuation procedures. See “Net Asset Value.”

Hedging by use of futures on debt securities seeks to establish, more certainly than would otherwise be possible, the effective rate of return on portfolio securities. A Fund may, for example, take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund’s portfolio.

The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly. Depending upon the types of futures contracts that are available to hedge a Fund’s portfolio of securities or portion of a portfolio, perfect correlation between that Fund’s futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when a fund might wish to buy or sell a futures contract. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

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Securities Index Futures

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Each Fund, other than the Principal Preservation Fund, may enter into securities index future contracts. The Equity Investment Fund currently does not intend to enter into such transactions. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

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Stock index futures may be used to hedge the equity portion of a Fund’s securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Funds may enter into stock index futures to the extent that they have equity securities in their portfolios. Similarly, the Funds may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate “short” position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund’s debt portfolio or to gain exposure to particular markets represented by the index.

The Funds do not intend to use U.S. stock index futures to hedge positions in securities of non-U.S. companies.

Options on Futures

Each Fund, other than the Principal Preservation Fund, may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. The Equity Investment Fund currently does not intend to enter into such transactions. A “call” option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A “put” option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

Upon the exercise of a “call,” the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a “put,” the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a “long” futures position, in the case of a “call,” or a “short” futures position, in the case of a “put,” its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

The purchase of put options on futures contracts is a means of hedging a Fund’s portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of a Fund’s portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

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In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities or the currencies in which such securities are denominated.

The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund’s purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund’s ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts

The Intermediate Fixed Income, Fixed Income, High Yield Fund and Balanced Funds will only enter into futures contracts or related options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. A Fund will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Fund’s net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Fund’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodians).

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When selling a call option on a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxes.”

Risks Associated With Futures and Futures Options

There are several risks associated with the use of futures contracts and futures options as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund’s securities being hedged. If the price of a futures contract changes more than the price of the securities or currencies, the Fund will experience either a loss or a gain on the futures contracts which will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund’s portfolio may decline. If this were to occur, the Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

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There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

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Writing Call Options

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Each Fund, except the Principal Preservation Fund, may sell (“write”) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option in return for a premium received, the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer’s owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the Fund maintains and designates on its books and records the difference in liquid assets.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing “American Style” call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, “European Style” options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

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During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

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A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a “closing purchase transaction”—the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund’s portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

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A closing purchase transaction may be made only on a national or foreign securities exchange which provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires, or the Fund otherwise covers the existing option portion or the Fund delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund’s portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the Funds may engage without limitation in the writing of options on U.S. government securities.

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Writing Put Options

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Each Fund, except the Principal Preservation Fund, may write covered put options. A put option is a short-term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by a Fund are agreements by a Fund, for a premium received by the Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by a Fund is “covered” if the Fund maintains and designates on its books and records liquid assets with a value equal to the exercise price. A put option is also “covered” if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the Fund maintains and designates on its books and records the difference is maintained by the Fund in liquid assets.

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The premium which the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer could be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

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If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option respectively. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

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In addition, the Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Funds may write covered put and call options and enter into so-called “straddle” transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Trust’s intention that each Fund qualify as such. Subject to the limitation that all call and put option writing transactions be covered, the Funds may engage without limitation in the writing of options on U.S. government securities.

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Purchasing Options

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Each Fund, except the Principal Preservation Fund, may purchase put or call options which are traded on an exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms the Adviser deems to be of sufficient creditworthiness so as to minimize these risks. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

The Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The put options purchased by the Fund may include, but are not limited to, “protective puts” in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security which the Fund has the right to purchase. The Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

The Funds may also purchase call options on securities the Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

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Married Puts

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Each Fund, except the Principal Preservation Fund, may engage in a strategy known as “married puts.” This strategy is most typically used when the Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale “against the box” (see “Short Sales Against the Box”) but for various reasons is unable to do so. The Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, the Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an “in the money” over-the-counter put option to sell the common stock to the broker and generally will write an over-the-counter “out of the money” call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

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Holding the put option places the Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by the Fund. The writer of the put option may require that the Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see “Writing Call Options” above). In the event the stock price were to increase above the strike or exercise price of the option, the Fund would suffer a loss unless it first terminated the call by exercising the put.

Special Risks Associated With Options on Securities

Exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risk apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

A Fund’s purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. A Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. The ability of a Fund to successfully utilize options may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

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Securities Index Options

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The Funds may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements which may adversely affect the value of a Fund’s securities.

Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (1) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (2) a fixed “index multiplier.” In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500® Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100® Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded on the following exchanges, among others: the Chicago Board Options Exchange, NYSE and AMEX.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the securities represented in the securities indices on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on a Fund’s transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund.

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A Fund may sell securities index options prior to expiration in order to close out its positions in securities index options which it has purchased. A Fund may also allow options to expire unexercised.

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GOVERNMENT SECURITIES

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Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association (“GNMA”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association (“FNMA”), by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. U.S. government securities also include government-guaranteed mortgage-backed securities. See “Mortgage-Backed and Asset-Backed Securities.”

U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

HIGH YIELD SECURITIES (“JUNK BONDS”)

Securities rated lower than Baa by Moody’s or lower than BBB by S&P (sometimes referred to as “high yield” or “junk” bonds) are not considered “investment grade”. There is more price volatility, more risk of losing your principal investment, a greater possibility of the issuer going bankrupt, plus additional risks. These securities are considered speculative.

Investors should be willing to accept the risk associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the Fund’s daily NAV. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

If the issuer of high yield/high risk bonds defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

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Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser or Sub-adviser, where applicable, deems it in the best interest of the Fund’s shareholders. Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on a Fund’s NAV per share and investment practices.

In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security’s maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, the Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratios and decrease its rate of return.

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ILLIQUID SECURITIES

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Each Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”) but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to these percentage limits (unless such securities are variable amount master demand notes with maturities of nine months or less or unless Adviser or Sub-adviser, under guidelines approved by the Board of Trustees, determines that an adequate trading market exists.

Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This includes repurchase agreements maturing in more than seven days. Difficulty in selling securities may result in a loss or may be costly to a Fund. Under the supervision of the Trustees, the Adviser and Sub-adviser determine the liquidity of a Fund’s investments; in doing so, the Adviser or Sub-adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities will be valued in such manner as the Adviser or Sub-adviser, under the supervision of the Trustees, in good faith, deem appropriate to reflect their fair market value.

INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in securities in which the Fund is permitted to invest. In addition, each Fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act and any exemptive orders granted by the SEC, which include limits to its investments in securities issued by other investment companies, so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Notwithstanding these limits, the Funds, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more affiliated or unaffiliated money market funds, including unregistered money market funds. As a shareholder of another investment company, each Fund would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

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To the extent a Fund may invest in securities of other investment companies, the Fund may invest in shares of exchange traded funds (“ETFs”). ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of stocks. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. A portfolio manager may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Fund.

Among other types of ETFs, a Fund also may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the “AMEX”) that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the S&P 500® Index. SPDRs are listed on the AMEX and traded in the secondary market on a per-SPDR basis.

SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500® Index. The value of SPDRs is subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs involves certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs invested in by a Fund. Moreover, a Fund’s investment in SPDRs may not exactly match the performance of a direct investment in the index to which SPDRs are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for a Fund due to transaction costs and other Fund expenses.

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MONEY MARKET INSTRUMENTS

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Money market instruments in which a Fund may invest include, but are not limited to, the following: short-term corporate obligations, letters of credit backed by commercial paper, time deposits, variable and floating rate notes, master demand notes and bank obligations.

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Bank obligations include bankers’ acceptances and negotiable certificates of deposit issued by a U.S. bank, savings bank or savings association that is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation. Investments in bank obligations are limited to the obligations of financial institutions having $1 billion or more in total assets at the time of purchase.

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Investments by a Fund in commercial paper will consist of issues that are rated “A-1” or better by S&P or “Prime-1” by Moody’s, and regarding up to 5% of the Principal Preservation Fund, commercial paper rated “A-2” by S&P or “Prime-2” by Moody’s. In addition, a Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial paper may include variable and floating rate instruments.

Time deposits carry some credit risk, not found in Treasuries. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

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MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-Related and Other Asset-Backed Securities

Each Fund may buy mortgage-related and asset-backed securities. Mortgage-related and asset-backed securities are securities that derive their value from underlying pools of loans that may include interests in pools of lower rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment. Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&Ls, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see “Mortgage Pass-Through Securities”). The Funds, to the extent permitted in the Prospectus, may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “collateralized mortgage obligations”), and in other types of mortgage-related securities. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

All Funds, except High Yield Fund, will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations such as the GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC”) and FNMA, or (ii) privately issued securities rated Baa or better by Moody’s or BBB or better by S&P or, if not rated, of comparable investment quality as determined by the Fund’s investment Adviser. The Principal Preservation Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7 under the 1940 Act. In addition, if any such security is determined to be illiquid, a Fund will limit its investments in these instruments subject to a Fund’s limitation on investments in illiquid securities.

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Mortgage Pass-Through Securities

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Mortgage pass-through securities are interests in pools of mortgage-related securities. Such interests differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

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Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations.

U.S. Government Agency Certificates

The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. government corporation within the U.S. Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration (“FHA”)-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The pools consist of one or more of the following types of loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and the U.S. Treasury.

FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

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Private Mortgage Pass-Through Securities

Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be, in addition, the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund’s Adviser determines that the securities meet the Fund’s quality standards.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund may purchase mortgage-related securities or any other assets which, in the opinion of the Fund’s Adviser or Sub-adviser, are illiquid subject to a Fund’s limitation on investments in illiquid securities.

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Collateralized Mortgage Obligations (“CMOs”)

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A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first call has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bonds currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

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FHLMC Collateralized Mortgage Obligations (“FHLMC CMOs”)

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FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking Fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking Fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking Fund obligation for any payment date are paid to the holders of the CMOs as additional sinking Fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking Fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

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If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking Fund obligation on the next sinking Fund payment date, FHLMC agrees to make up the deficiency from its general Funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

CMO Residuals

CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Under certain circumstances, a Fund’s investment in residual interests in “real estate mortgage investment conduits” (“REMICs”) may cause shareholders of that Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax Advisers regarding REMIC residual investments by a Fund.

CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Holders of “residual” interests in REMICs (including the Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of Funds that hold such interests. The Fund will consider this rule in determining whether to invest in residual interests.

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Mortgage Dollar Rolls. Some of the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. A Fund will maintain liquid assets having a value not less than the purchase price and will designate which assets are being so maintained on its books and records until the settlement date. The benefits derived from the use of mortgage dollar rolls may depend upon Adviser’s ability to predict correctly mortgage prepayments and short-term interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, some Funds treat mortgage dollar rolls as a financing transaction.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

The Funds’ Adviser or Sub-adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund’s Adviser or Sub-adviser will, consistent with the Fund’s investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Stripped Mortgage-Backed Securities

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Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

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SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “interest only” or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

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Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

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Risks Associated With Mortgage-Backed Securities

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As is the case with other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. If the Fund’s Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

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Other Asset-Backed Securities

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The Funds’ Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) (“CARs(SM)”). CARs(SM) represent undivided fractional interests in a trust (“trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

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The High Yield Fund may invest in targeted return index securities (“TRAINs”), which are fixed rate certificates that represent undivided interests in the pool of securities (generally lower-rated debt securities that are unsecured) underlying a Targeted Return Index Securities Trust. By investing in a TRAIN, a holder is able to invest in a diversified portfolio of fixed income securities without incurring the brokerage and other expenses associated with directly holding small positions in individual securities. A holder of a TRAIN receives income from the trust as a result of principal and interest paid by the trust’s underlying securities, and indirectly bears its proportionate share of any expenses paid by the TRAIN. TRAINs are not registered under the 1933 Act or the 1940 Act and therefore must be held by qualified institutional buyers and resold to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. As a result, certain investments in TRAINs may be less liquid to the extent that the High Yield Fund is unable to find qualified institutional buyers interested in purchasing such securities at any point in time. TRAINs that are rated below investment grade are considered lower-rated debt securities, and will entail the risks described above in the discussion regarding lower-rated debt securities.

OTHER INVESTMENTS

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The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund’s investment objective and that it would not violate any Fundamental investment policies or restrictions applicable to that Fund.

REAL ESTATE INVESTMENT TRUSTS (“REITS”)

A Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent that a Fund invests in REITs, the Fund is also subject to the risks associated with the direct ownership of real estate: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than — and at times will perform differently from — larger capitalization stocks such as those found in the Dow Jones Industrial Average. In addition, because smaller-capitalization stocks are typically less liquid than larger capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

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REPURCHASE AGREEMENTS

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Each Fund may enter into repurchase agreements to earn income. A Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by a Fund’s Adviser or Sub-adviser pursuant to guidelines established by the Board of Trustees. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. No more than 10% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered to be collateralized loans by a Fund under the 1940 Act.

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Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Principal Preservation Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

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RESTRICTED SECURITIES

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Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act, to no more than 10% of the Fund’s net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Board of Trustees. Restricted securities have no ready market and are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A or Section 4(2) under the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board of Trustees). Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder (i.e., the Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

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REVERSE REPURCHASE AGREEMENTS

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A Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involve the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or Obligations, held by a Fund, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than 33 1/3% of its total assets. While a reverse repurchase agreement is outstanding, the Funds will maintain liquid assets, on its books and records, in an amount at least equal in value to the Fund’s commitments to cover their obligations under the agreement.

The use of reverse repurchase agreements by a Fund creates leverage that increases a Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

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SECURITIES LENDING

Each Fund (except the Principal Preservation Fund) may seek to increase its income by lending portfolio securities to certain broker-dealers and institutions, to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. Under present regulatory policies, such loans would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Trust, on behalf of the Funds, has entered into an agency agreement with Investors Bank & Trust Company, which act as the Funds’ agent in making loans of portfolio securities, and short-term money market investments of the cash collateral received, subject to the supervision and control of the Adviser or Sub-adviser, as the case may be.

As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Adviser or Sub-adviser to be creditworthy and approved by the Board, and when, in the judgment of the Adviser or Sub-adviser, the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Adviser or Sub-adviser, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund.

Subject to exemptive relief granted to the Funds from certain provisions of the 1940 Act, the Funds, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market funds that are affiliated with the Funds.

SHORT SALES AGAINST THE BOX

A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale “against the box” is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. A Fund may enter into a short sale against the box to, among other reasons, hedge against a possible market decline in the value of the security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may maintain and designate on its books and records liquid assets, equal in value to 50% of the value of the short sale, in a special account with the Fund’s custodian. The maintained liquid assets are pledged to the broker pursuant to applicable margin rules. If a broker, with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the Adviser believe are creditworthy.

STRIPPED SECURITIES

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

A number of banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The investment and risk characteristics of “zero coupon” Treasury securities described above under “U.S. Government Securities” are shared by such receipts or certificates. The staff of the SEC has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

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SWAP AGREEMENTS

Each Fund, other than the Principal Preservation Fund, may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. The Equity Investment Fund currently does not intend to enter into such transactions. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered if the Fund maintains and designates liquid assets on its books and records to avoid any potential leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s or Sub-adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Adviser or Sub-adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Funds’ ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Certain swap agreements are largely excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exclusion, a swap agreement must be entered into by “eligible contract participants,” which include financial institutions, investment companies and subject to regulation under the 1940 Act the following, provided the participants’ total assets exceed established levels: commodity pools, corporations, partnerships, proprietorships, organizations, trusts or other entities, employee benefit plans, governmental entities, broker-dealers, futures commission merchants, natural persons, or regulated foreign persons. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must be subject to individual negotiation by the parties and may not be executed or traded on trading facilities other than qualifying electronic trading facilities.

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TEMPORARY DEFENSIVE MEASURES

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For temporary and defensive purposes, each Fund (except Principal Preservation Fund) may invest up to 100% of its total assets in investment grade short-term fixed-income securities (including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Under such conditions, a Fund may not invest in accordance with its investment objective or investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective.

TREASURY INFLATION-PROTECTED SECURITIES

The Funds may invest in U.S. Treasury Inflation-Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The Funds may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to a deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of treasury. The CPI-U is a measurement of changes in the cost of living, make up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

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In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.

Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

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WARRANTS

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A Fund may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

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WHEN-ISSUED SECURITIES

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Each Fund may from time to time purchase securities on a “when-issued” basis. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund’s assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund’s NAV. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund’s assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund. The Trustees do not believe that a Fund’s NAV or income will be exposed to additional risk by the purchase of securities on a when-issued basis. Each Fund will maintain liquid assets on its books and records, in an amount at least equal in value to any commitments to purchase securities on a when-issued basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

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ZERO COUPON BONDS

The Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

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PORTFOLIO TURNOVER

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Portfolio turnover measures the amount of trading a Fund does during the year. Due to its trading strategies, a Fund may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in its Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end.)

A Fund’s portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having maturity at the date of purchase of one year or less.

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DISCLOSURE OF PORTFOLIO HOLDINGS

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The Board has adopted policies and procedures concerning selective disclosure of portfolio holdings of the Funds. Under these policies, McMorgan & Company LLC (“McMorgan” or the “Adviser”) publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at month-end, no earlier than the first business day falling 30 days after the month’s end and will publicly disclose each Fund’s top ten holdings no earlier than the first business day falling 15 days after the quarter’s end. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of a Fund’s schedule of portfolio holdings or top ten holdings for the most recently completed period by accessing the information on the Funds’ website at www.mcmorganfunds.com or by calling the Funds at 1-800-831-1994. The Funds’ quarterly holdings information is also provided in the Annual Report and Semiannual Report to Fund Shareholders and in the quarterly holdings reports to the SEC on Form N-Q.

In addition, the Adviser may share the Funds’ non-public portfolio holdings information with sub-advisers, pricing services and other service providers to the Funds, including Investors Bank and Trust Company (“IBT”), that require access to such information in order to fulfill their contractual duties to the Funds; as of the date of this SAI, those service providers are IBT, Tait, Weller & Baker LLP, ISS, IDC and Plexus Group services. The Adviser may also disclose non-public information regarding a Fund’s portfolio holdings information to certain mutual Fund analysts and rating and tracking entities, such as Morningstar and Lipper Analytical Services, or to other entities that have legitimate business purpose in receiving such information on a more frequent basis. Exceptions to the frequency and recipients of the disclosure may be made only with such advance authorization as set forth in the policies and procedures and upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. All such instances will be reported to the Board of Trustees at the next regularly scheduled board meeting.

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Confidentiality agreements governing the Funds’ non-public portfolio holdings information will contain, at a minimum, provisions specifying that: (1) the Funds’ non-public portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except as expressly provided; (2) the Recipient of the non-public portfolio holdings information (a) agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential, and to this end, (b) will implement procedures to monitor that its employees are not disclosing any Fund portfolio holdings information; and (3) upon written request from the Funds, the Recipient of the non-public portfolio holdings information will promptly return or destroy the information. All non-public holdings information is provided pursuant to a confidentiality agreement.

Generally, employees of the Adviser and the Sub-adviser who have access to non-public information regarding the Funds’ portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in the Adviser’s and the Sub-adviser’s policies and procedures.

Occasions may arise where portfolio holdings disclosure made pursuant to these Procedures involves a conflict of interest between the Funds’ shareholders and the Funds’ investment Adviser, Sub-adviser, principal underwriter or an affiliated person of the Funds. The Funds, the Adviser and the Sub-advisers shall not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. If the Chief Compliance Officer determines, to the best of his knowledge following appropriate due diligence, that the disclosure of the Funds’ portfolio holdings information would be in the best interests of shareholders and the Fund(s) and will not adversely affect the shareholders or the Funds, the Chief Compliance Officer may approve the disclosure. The Chief Compliance Officer will document in writing any such exception (which identifies the legitimate business purpose for the disclosure) and will provide a report to the Board of Trustees of the Fund at a subsequent Board meeting. Any such exceptions log shall be retained in the Funds’ records.

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TRUSTEES AND OFFICERS

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McMorgan Funds has a Board of Trustees that establishes each Fund’s policies and supervises and reviews the management of each Fund. The officers of McMorgan Funds, the Adviser and Sub-adviser administer the day-to-day operations of the Funds pursuant to the terms of the Investment Advisory Agreement with each Fund.

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Information pertaining to the Trustees and executive officers of McMorgan Funds is set forth below.

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NON-INTERESTED TRUSTEES

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Robert C. Daney, CPA McMorgan & Company LLC One Bush Street San Francisco, CA 94104 57	Trustee	Since 5/4/04	Retired; prior thereto, Partner, Brach, Neal, Daney & Spence LLP (1981-Present)	6	N/A

Kenneth I. Rosenblum McMorgan & Company LLC One Bush Street San Francisco, CA 94104 65	Chairman	Trustee since inception, Chairman since 2004	Independent Consultant	6	EIP Investment Trust San Luis Trust Bank of San Luis Obispo, California

Walter B. Rose McMorgan & Company LLC One Bush Street San Francisco, CA 94104 60	Trustee	Since inception	President, Venture Consulting Corp. (1998 – Present); prior thereto, President, McBain, Rose Partners	6	N/A

Alan C. Lindquist, CPA McMorgan & Company LLC One Bush Street San Francisco, CA 94104 61	Trustee	Since 8/24/04	Independent Consultant; prior thereto, Partner, Thomas Havey LLP	6	Chronic Disease Solutions, Inc.

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[1]	Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.

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*	An “interested person” as defined in the 1940 Act.

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INTERESTED TRUSTEES AND OFFICERS

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Mark R. Taylor* McMorgan & Company LLC One Bush Street San Francisco, CA 94104 47	President & Trustee	Since 7/04 Since 8/04/04	Executive Vice President, McMorgan & Company LLC;	6	N/A

Teresa Matzelle* McMorgan & Company LLC One Bush Street San Francisco, CA 94104 54	Vice President & Secretary	Since 8/23/04	Vice President, McMorgan & Company LLC	6	N/A

Vincent J. Bencivenga* McMorgan & Company LLC One Bush Street San Francisco, CA 94104 55	Chief Compliance Officer	Since 8/23/04	Chief Compliance Officer, McMorgan & Company LLC; prior thereto Principal, Compliance Group West	6	N/A

Arphiela Arizmendi* New York Life Investment Management LLC 169 Lackawanna Avenue Parsippany, NJ 07054 49	Treasurer and Principal Financial and Accounting Officer	Since 12/05	Managing Director of Fund Accounting Oversight,, New York Life Investment Management LLC; Treasurer and Principal Financial and Accounting Officer Eclipse Funds, Inc., Eclipse Funds, MainStay VP Series Fund, Inc., and The MainStay Funds (since December 2005); Assistant Treasurer, The MainStay Funds, Eclipse Funds, Inc., Eclipse Funds, MainStay VP Series Fund, Inc. and McMorgan Funds (1992 to Decenber 2005).	6	N/A

Robert A. Anselmi* New York Life Investment Management LLC 51 Madison Avenue New York, NK 10010 60	Chief Legal Officer	Since 2005

Senior Managing Director, General Counsel, and Secretary, New York Life Investment Management LLC (including predecessor advisory corporations); General Counsel and Secretary, New York Life Investment Management Holdings LLC; Senior Vice President, New York Life Insurance Company; Vice President and Secretary, McMorgan & Company LLC; Secretary, NYLIM Service Company LLC, NYLCAP Adviser LLC, and Madison Capital Funding LLC; Chief Legal Officer, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., and McMorgan Funds

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[1]	Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.

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*	An “interested person” as defined in the 1940 Act.

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The Board of Trustees oversees the Funds, the Adviser and the Sub-adviser. The committees of the Board include the Audit Committee and the Nominating and Governance Committee.

The purpose of the Audit Committee, which meets on an as needed basis, is: (1) to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and (3) to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. The members of the Audit Committee are Walter B. Rose, Kenneth I. Rosenblum, Robert C. Daney and Alan Lindquist. Robert C. Daney and Alan Linquist are the Co-Chairmen of the Audit Committee. The Audit Committee met four times during the fiscal year ended June 30, 2006.

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The purpose of the Nominating and Governance Committee is to set the compensation of the Trustees who are not “interested persons” of the Trust. In addition, the Nominating and Governance Committee is responsible for evaluating the performance and effectiveness of the independent Trustees. The members of the Nominating and Governance Committee are Walter B. Rose, Kenneth I. Rosenblum, Robert C. Daney and Alan Lindquist. In addition, the Nominating and Governance Committee is responsible for evaluating the performance and effectiveness of the independent Trustees. Walter B. Rose is the Chairman of the Nominating and Governance Committee. The Committee is also responsible for other Fund governance and board administration matters. With respect to the criteria for selecting non-interested Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an “interested person” of the Adviser or its affiliates within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of the Adviser and its affiliates; (iv) has the disposition to act independently in respect of the Adviser and its affiliates and others in order to protect the interests of the Funds and all shareholders; (v) ability to attend meetings; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the Funds; and (viii) capacity for the hard work and attention to detail that is required to be an effective non-interested Trustee in light of the Funds’ complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as a non-interested Trustee. The Nominating and Governance Committee met four times in the fiscal year ended June 30, 2006.

The non-interested Trustees of McMorgan Funds each receive a flat fee of $33,000 per year, plus reimbursement for all out-of-pocket expenses incurred for each meeting of the Board of Trustees they attend. The Chairman and lead non-interested Trustee receives a flat fee of $40,000 per year, plus reimbursement for all out-of-pocket expenses incurred for each meeting attended. No officer or employee of McMorgan & Company LLC receives any compensation from the Funds for acting as a Trustee of the Funds.

The following table sets forth information describing the compensation of each Trustee for his services for the fiscal year ended June 30, 2006.

COMPENSATION TABLE*

NON-INTERESTED TRUSTEES

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NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST PAID TO TRUSTEES

Walter B. Rose, Trustee	$33,000	0	0	$33,000
Kenneth I. Rosenblum, Trustee	$39,000	0	0	$39,000
Robert C. Daney, Trustee	$33,000	0	0	$33,000
Alan Lindquist, Trustee	$33,000	0	0	$33,000
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INTERESTED TRUSTEES

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NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE TRUST	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST PAID TO TRUSTEES

Mark R. Taylor, Trustee	N/A	N/A	N/A	N/A
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*	Mark R. Taylor is an interested person of the Trust and is compensated by McMorgan & Company LLC.

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The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.

INTERESTED TRUSTEES

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NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

Mark R. Taylor	$50,001 - $100,000 (Fixed Income Fund) Over $100,000 (Balanced Fund) Over $100,000 (Equity Investment Fund) $1 - $10,000 (Principal Preservation Fund)	Over $100,000

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NON-INTERESTED TRUSTEES

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NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

Walter B. Rose

$1 - $10,000 (Principal Preservation Fund)
$10,001 - $50,000 (Intermediate Fixed Income Fund)

$1 - $10,000 (Fixed Income Fund)
$10,001 - $50,000 (Balanced Fund)
$50,001 - $100,000 (Equity Investment Fund)

Over $100,000
Kenneth I. Rosenblum	$1 - $10,000 (Balanced Fund) $1 - $10,000 (High Yield Fund)	Under $100,000
Robert C. Daney	$1 - $10,000 (Balanced Fund) $1 - $10,000 (High Yield Fund) $1 - $10,000 (Intermediate Fixed Income Fund) $1 - $10,000 (Equity Investment Fund)	Under $100,000
Alan Lindquist	$10,001 - $50,000 (Fixed Income Fund) $10,001 - $50,000 (High Yield Fund) $10,001 - $50,000 (Equity Investment Fund)	Under $100,000

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CODE OF ETHICS

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The Trust, the Adviser, the Sub-adviser, and underwriter have adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. Each Code of Ethics permits personnel subject to the respective Codes to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. Without prior approval from the designated compliance officer, the officers, directors or trustees and advisory personnel of the Trust, Adviser and Sub-adviser with substantial responsibility or with knowledge of the investments made by the Adviser or Sub-adviser on behalf of its clients, including the Funds, are prohibited from purchasing or selling any security which he or she knows:

(i)	is being considered for purchase or sale by the Adviser or the Sub-adviser for a client;
(ii)	is being purchased or sold by the Adviser or Sub-adviser for a client; or
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(iii)	is the subject of non-public material information relating to the security and known to that person.

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Moreover, portfolio managers and trading personnel of the Adviser and Sub-adviser are prohibited from engaging in any transaction for their own account that involves a limited opportunity from which a client could otherwise benefit. All access persons must obtain prior approval of any personal securities transaction involving an initial public offering or limited offering (private placement).

Non-Interested Trustees of the McMorgan Funds are not subject to the pre-clearance provisions of the Trust’s Code if they have no knowledge of a Fund’s intended investments.

PROXY VOTING

The Adviser to McMorgan Funds will vote all proxies of the Funds solely in the interest of the Funds and Fund shareholders and for the exclusive purpose of providing benefits to them. The Adviser will not subordinate the interests of the McMorgan Funds to any unrelated objectives. The Adviser will act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of like character and with like aims.

The Adviser retains the services of Institutional Shareholder Services (ISS), a proxy research and voting service, to assist it in researching and voting proxies. ISS will research each proxy and provide a recommendation as to how to vote on each issue based on its research. ISS will cast votes in accordance with its recommendations subject to the review and approval by the Adviser. The Adviser retains the right to override any vote where it deems appropriate.

The Adviser will have the responsibility to accept or reject any ISS proxy voting recommendations. In reviewing and evaluating the recommendation for each proxy ballot before ISS casts the vote, the Adviser will consider this policy and the best interests of McMorgan Funds. The Adviser will override recommendations that are not in the best interest of the Funds and will document any decision to override a recommendation or abstain from voting.

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If any situation arises that could possibly be a conflict between McMorgan Funds, and the Adviser, it will be immediately brought to the attention of the Board of Trustees of McMorgan Funds. McMorgan Funds may not abstain from voting any such proxy for the purpose of avoiding conflict.

The Adviser will vote all proxies unless directed otherwise by the Board of Trustees of McMorgan Funds. When proxies have not been received on behalf of the Funds, the Adviser will make reasonable efforts to obtain missing proxies.

McMorgan Funds will provide any shareholder a copy of its proxy voting record for the previous year ended June 30 within three business days of receipt of request, as well as make the proxy voting results available on its website, www.mcmorganfunds.com.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Pursuant to the definitions set forth in the 1940 Act, persons owning more than 25% of the voting securities of a Fund are presumed to “control” the Fund by virtue of their significant holdings in the Fund. This does not mean, however, that each of these persons necessarily manages the affairs of the Fund. The Adviser maintains sole responsibility over the affairs of the Funds pursuant to its Investment Advisory Agreement with the Funds.

As of September 30, 2006, the Trustees and officers of the Trust, individually and as a group, owned beneficially less than 1% of the outstanding shares of each of the Funds.

As of September 30, 2006, no person owned beneficially or of record 5% or more of the Trust. As of September 30, 2006, the following persons owned beneficially more than 5% of the outstanding voting shares of the McMorgan Funds class of the following series:

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Fund / Fund Name	1108 / MCMORGAN EQUITY INVESTMENT FUND
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Registration	% of Fund Held	Share Balance

AMALGAMATED BANK C/F	17.34%	1,191,685.4310
OPER ENGINEERS HEALT & WELF TRSTFND
ATTN MARY CARLSON
PO BOX 370 COOPER STATION
NEW YORK NY 10276-0370

ATPA	7.32%	503,182.3990
ADMR BOARD OF TRUSTEES
TRST IND CARPENTERS & PRECAST PEN
FUND
1640 S LOOP RD
ALAMEDA CA 94502-7089

SEI TRUST COMPANY	5.08%	349,197.2650
FIRST HAWAIIAN BANK TTEE OF THE
HAWAIIAN HEALTH & WELFARE TRUST
ATTN MUTUAL FUNDS
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

Accts Selected: 3
Total Shares: 2,044,065.0950
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1109 / MCMORGAN EQUITY INVESTMENT FUND Z
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Registration	% of Fund Held	Share Balance

NEW YORK LIFE TRUST COMPANY	49.03%	255,542.1630
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

AST TRUST COMPANY	50.97%	265,673.0880
TRST LOCAL 104 SUPPLEMENTAL PP
PO BOX 52129
PHOENIX AZ 85072-2129

Accts Selected: 2
Total Shares: 521,215.2510
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1110 / MCMORGAN BALANCED FUND
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Registration	% of Fund Held	Share Balance

UNION BANK OF CALIFORNIA	6.31%	166,166.7220
ART PULASKI AND ED POWELL TTEES
PENSION PLAN FOR EMPLOYEES OF CA
LABOR FEDERATION AFL-CIO
PO BOX 85484
SAN DIEGO CA 92186-5484

NEW YORK LIFE TRUST COMPANY	12.07%	318,131.7560
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

112/73 RETIREMENT TRUST FUND	6.38%	168,213.8280
NECA IBEW
PO BOX 5433
SPOKANE WA 99205-0433

CARPENTERS 46 NO CALIF	5.71%	150,447.2390
COUNTIES CONFERENCE BOARD
ATTN STEVE GRANNIS
265 HEGENBERGER RD STE 200
OAKLAND CA 94621-1480

Accts Selected: 4
Total Shares: 802,959.5450
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1111 / MCMORGAN BALANCED FUND CLASS Z
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Registration	% of Fund Held	Share Balance

AST TRUST COMPANY	16.90%	69,155.7680
TRST LOCAL 104 SUPPLEMENTAL PP
PO BOX 52129
PHOENIX AZ 85072-2129

PIMS/PRUDENTIAL RETIREMENT	22.24%	90,980.2790
AS NOMINEE FOR THE TTEE/CUST PL 764
LABOR UNIONS 401(K) PLAN
2831 CAMINO DEL RIO S STE 311
SAN DIEGO CA 92108

NEW YORK LIFE TRUST COMPANY	59.67%	244,145.5490
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

Accts Selected: 3
Total Shares: 404,281.5960
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1112 / MCMORGAN INTERMEDIATE FIXED INCOME
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Registration	% of Fund Held	Share Balance

BANK OF NEW YORK TTEE	7.46%	1,206,573.9360
STATIONARY ENGINEERS
ATT DAVID KING
111 SANDERS CREEK PKWY
EAST SYRACUSE NY 13057-1382

MCMORGAN & COMPANY LLC	5.59%	904,462.5910
ATTN: MARK FLANAGAN
ONE BUSH ST STE 800
SAN FRANCISCO CA 94104-4414

UA LOCALS NOS 343 & 355 DEF CONT	5.90%	954,821.8240
PLAN ATTN MARCI VUKSON
10 ALMADEN BLVD
SAN JOSE CA 95113-2226

NORTHERN CALIFORNIA CARPENTERS	8.18%	1,322,196.9970
REGIONAL COUNCIL
265 HEGENBERGER RD STE 200
OAKLAND CA 94621-1480

BENEFIT PLAN ADMINISTRATORS	6.15%	995,046.7700
ADMR NORTHERN NEVADA OPERATING
ENGINEERS HEALTH & WELFARE FUND
PO BOX 11337
RENO NV 89510-1337

NORTHERN CALIFORNIA PIPE	9.55%	1,544,844.1450
TRADES HEALTH & WELFARE TRUST FUND
ATTN MAUREEN WILLIAMS
1855 GATEWAY BLVD STE 350
CONCORD CA 94520-8445

Accts Selected: 6
Total Shares: 6,927,946.2630
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1113 / MCMORGAN INTERMEDIATE FIXED INCOME Z
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Registration	% of Fund Held	Share Balance

MCB TRUST SERVICES CUST FBO	100.00%	3,085.5090
WESTERN STATES IRONWORKERS 401K
700 17TH ST STE 300
DENVER CO 80202-3531

Accts Selected: 1
Total Shares: 3,085.5090
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1114 / MCMORGAN FIXED INCOME FUND
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Registration	% of Fund Held	Share Balance

IBEW LOCAL 48	10.43%	367,961.7730
GENERAL FUND
15937 NE AIRPORT WAY
PORTLAND OR 97230-4958

NEW YORK LIFE TRUST COMPANY	40.46%	1,427,717.3740
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

ATPA	22.19%	782,900.6750
ADMR BOARD OF TRUSTEES
TRST IND CARPENTERS & PRECAST PEN
FUND
1640 S LOOP RD
ALAMEDA CA 94502-7089

Accts Selected: 3
Total Shares: 2,578,579.8220
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1115 / MCMORGAN FIXED INCOME FUND Z
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Registration	% of Fund Held	Share Balance

NEW YORK LIFE TRUST COMPANY	63.68%	1,809,280.5150
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

SUPPLEMENTAL INCOME PLAN TRUST FUND	23.91%	679,391.4570
401K PLAN FBO SIP TRUST
PO BOX 8338
BOSTON MA 02266-8338

Accts Selected: 2
Total Shares: 2,488,671.9720
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1116 / MCMORGAN PRINCIPAL PRESERVATION FUND
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Registration	% of Fund Held	Share Balance

NEW YORK LIFE TRUST COMPANY	17.15%	26,931,718.2000
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007
MCMORGAN & COMPANY LLC	11.45%	17,975,943.0400
ATTN: MARK FLANAGAN
ONE BUSH ST STE 800
SAN FRANCISCO CA 94104-4414
UNION BANK TR NOMINEE	8.46%	13,283,714.9800
FBO UA LOCAL 290 PLUMBER
STEAMFITTER & SHIPFITTER INDUSTRY
HEALTH & WELFARE TRUST
PO BOX 85484
SAN DIEGO CA 92186-5484
BAY AREA PAINTERS & TAPERS HEALTH	5.48%	8,599,964.0100
FUND TRUST
1640 S LOOP RD
ALAMEDA CA 94502-7089
Accts Selected: 4
Total Shares: 66,791,340.2300
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1131 / MCMORGAN HIGH YIELD FUND
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Registration	% of Fund Held	Share Balance

NORTHERN CALIFORNIA GLAZIERS	11.56%	1,841,647.0690
ARCHITECTURAL METAL & GLASS
WORKERS PENSION TRUST
GENE MASSSEY ALFRED WELTZ
221 MAIN ST 2ND FLOOR
SAN FRANCISCO CA 94105-1909
NEW YORK LIFE INSURANCE CO	37.46%	5,967,801.5160
C/O RICHARD SCHWARTZ
51 MADISON AVE RM 201
NEW YORK NY 10010-1603
UNION BANK TR NOMINEE	11.94%	1,902,195.1820
FBO BABT PENSION
TR# 40432-29
530 B ST STE 203
SAN DIEGO CA 92101-4498
UNION BANK TR NOMINEE	27.16%	4,326,677.6870
FBO CONSTRUCTION LABORERS PENSION
PL TR# 6-04755-03-5
PO BOX 85484
SAN DIEGO CA 92186-5484
Accts Selected: 4
Total Shares: 14,038,321.4540
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1133 / MCMORGAN FIXED INCOME FUND CLASS R1
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Registration	% of Fund Held	Share Balance

NYLIFE DISTRIBUTORS INC	100.00%	101.0190
ATTN AL LEIER
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007
Accts Selected: 1
Total Shares: 101.0190
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Shareholders With 5% or Greater Holdings in Fund

as of 09/29/2006

Fund / Fund Name	1134 / MCMORGAN FIXED INCOME FUND CLASS R2
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Registration	% of Fund Held	Share Balance

NYLIFE DISTRIBUTORS INC	100.00%	100.3070
ATTN AL LEIER
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007
Accts Selected: 1
Total Shares: 100.3070
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INVESTMENT ADVISORY AND OTHER SERVICES

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INVESTMENT ADVISER

Each Fund has entered into an investment advisory agreement (“Advisory Agreement”) with McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, CA 94104, a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM” or the “Sub-adviser”). For providing investment advisory services, each Fund pays the Adviser a monthly fee at the following annual rates based on each Fund’s average daily net assets before any fee waiver as follows: Principal Preservation Fund 0.25%, Intermediate Fixed Income Fund 0.35%, Fixed Income Fund 0.35%, High Yield Fund 0.50%, Balanced Fund 0.45% and Equity Investment Fund 0.50% .

The Adviser has voluntarily undertaken to reduce some or all of its management fee to keep total annual operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) at or below the following percentages of each Fund’s average daily net assets:

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•

McMorgan Class: Principal Preservation Fund (0.30%), Intermediate Fixed Income Fund (0.50%), Fixed Income Fund (0.50%), High Yield Fund (0.75%), Balanced Fund (0.60%) and Equity Investment Fund (0.75%)

•	Class Z: Intermediate Fixed Income Fund (0.75%), Fixed Income Fund (0.75%), High Yield Fund (1.00%), Balanced Fund (0.85%) and Equity Investment Fund (1.00%)
•	Class R1: Fixed Income Fund (0.60%)
•	Class R2: Fixed Income Fund (0.85%)

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Such fee waivers and expense reimbursements may be terminated at any time at the discretion of the Adviser. Any fee reductions or expense reimbursements made by the Adviser are subject to reimbursement by the appropriate Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

New York Life Insurance Company (“New York Life”), located in New York, New York, is deemed a control person of the Adviser by reason of its ownership of New York Life Investment Management Holdings LLC, which wholly owns the Adviser.

Each Advisory Agreement remains in effect for two years following its initial effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules there under) and, in either case, by a majority of the Trustees who are not “interested persons” (as the term is defined in the 1940 Act) of the Trust or Adviser. The Adviser has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed.

Under each Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the respective Funds or a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations there under.

The Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to the Adviser. The Adviser may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to the Funds. The Advisory Agreements terminate automatically in the event of their assignment.

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The Trust has filed an application with the SEC requesting an order for exemptive relief from certain provisions of the 1940 Act that require shareholder approval of subadvisory agreements and material amendments to such agreements. While there can be no assurance, the SEC has approved numerous similar applications in the past, and the Trust expects the SEC to issue the order requested by the Trust allowing the Adviser to implement a manager-of-managers arrangement. In order to rely on this order, the Adviser would first need to seek shareholder approval to modify the existing advisory contracts. In addition, the SEC has proposed a new rule under the 1940 Act, which would permit such operation without the necessity of obtaining such an order.

Conditions to exemptive relief may include the following: (i) the Trust would make certain disclosures in the prospectus regarding the existence, substance and effect of the order; (ii) the Trust would be required to provide an information statement to shareholders of a Fund containing details about the Sub-adviser, the Sub-Advisory Agreement, and certain aggregate subadvisory fee information within 90 days of hiring a new Sub-adviser; (iii) the Board of Trustees would be required to determine that any change in Sub-advisers is in the best interests of the Fund; (iv) no Trustee or Officer of the Fund would be permitted to own any interest in a Sub-adviser, subject to certain exceptions; and (v) the Adviser would not enter into a Sub-Advisory Agreement with any affiliated Sub-adviser without shareholder approval.

For the fiscal years ended June 30, 2006, 2005, and 2004 McMorgan & Company LLC or McMorgan & Company (the Adviser’s predecessor) were paid advisory fees and expense recoveries after expense reimbursements and fee waivers as follows:

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Series	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004

Principal Preservation Fund	$78,444	$79,655	$132,130
Intermediate Fixed Income Fund	$377,393	$411,968	$526,109
Fixed Income Fund	$35,461	$42,850	$50,764
High Yield Fund	$724,645	$409,952	$154,961
Balanced Fund	$54,618	$211,207	$453,482
Equity Investment Fund	$770,404	$820,769	$1,028,562

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General expenses of the Funds (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that fund. Expenses that relate exclusively to a particular class of shares will be borne directly by that class.

For the fiscal years ended June 30, 2006, 2005, and 2004, McMorgan & Company LLC or McMorgan & Company reimbursed the Funds for certain recoverable expenses as follows:

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Series	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004

Principal Preservation Fund	$292,710	$271,924	$242,530
Intermediate Fixed Income Fund	$193,479	$175,303	$132,200
Fixed Income Fund	$198,017	$189,912	$160,536
High Yield Fund	$0	$0	$22,202
Balanced Fund	$242,578	$246,909	$164,865
Equity Investment Fund	$90,513	$92,699	$0

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SUB-ADVISER (HIGH YIELD FUND, EQUITY INVESTMENT FUND AND THE EQUITY PORTION OF THE BALANCED FUND)

The Adviser has entered into sub-advisory agreements (“Sub-Advisory Agreement”) with New York Life Investment Management LLC (“Sub-adviser”), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Pursuant to the Sub-Advisory Agreements between the Adviser and Sub-adviser, the Sub-adviser, subject to the supervision of the Trustees of the Trust and the Adviser, and in conformity with the stated policies of each Fund that it manages and the Trust, manages the assets of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund, including the purchase, retention, and disposition of portfolio securities. As compensation for services, the Adviser, not the Funds, pays the Sub-adviser: (1) 50% of the net advisory fee received by the Adviser from the High Yield Fund pursuant to the Advisory Agreement between the Adviser and the High Yield Fund, and (2) 0.25% of the average daily net assets of the Equity Investment Fund and Balanced Fund pursuant to the Sub-Advisory Agreements related to the Equity Investment Fund and the Balanced Fund. If, however, the Adviser, pursuant to the terms of the Advisory Agreement, is required to reimburse the Equity Investment Fund or Balanced Fund for expenses or waive any expense for the Equity Investment Fund or Balanced Fund, then an amount equal to 50% of such reimbursement or waiver shall be deducted from the monthly fee paid to the Sub-adviser.

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Each Sub-Advisory Agreement remains in effect for two years following its effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees.

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The Sub-adviser has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services they render, the Sub-adviser bears the salaries and expenses of all of its personnel.

Each Sub-Advisory Agreement provides that the Sub-adviser shall not be liable to the High Yield Fund, Balanced Fund and Equity Investment Funds (the “Sub-advised Funds”) for any error of judgment by the Sub-adviser or for any loss suffered by the Sub-advised Funds except in the case of the Sub-adviser’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be either terminated without penalty by either party upon no more than 60 days’ nor less than 30 days’ written notice.

UNDERWRITER

NYLIFE Distributors LLC, a limited liability company organized under the laws of Delaware, serves as the distributor and principal underwriter (the “Distributor”) of each Fund’s shares pursuant to a Distribution Agreement. The Distributor and other broker-dealers will pay commissions to salesmen as well as the cost of printing and mailing prospectuses to potential investors and of any advertising incurred by them in connection with their distribution of Trust shares. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale. The Distributor is not obligated to sell any specific amount of the Trust’s shares. The Distributor receives distribution plan payments. The Trust anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time with respect to any Fund or class or group of Funds or classes.

The Distribution Agreement remains in effect for two years following its initial effective date, and continues in effect if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Non-Interested Trustees. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Trust’s Non-Interested Trustees, upon 60 days’ written notice to the Distributor, or by vote of a majority of the outstanding voting securities of that Fund, upon 60 days’ written notice to the Trust. The Distribution Agreements will terminate in the event of their assignment.

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DISTRIBUTION PLAN

The Trust has adopted a distribution plan on behalf of each of the Class Z shares of the Intermediate Fixed Income Fund, Fixed Income Fund, High Yield Fund, Balanced Fund and Equity Investment Fund (the “Plans”) and a distribution plan on behalf of the Class R2 shares of the Fixed Income Fund, in each case, in accordance with Rule 12b-1 under the 1940 Act. Each Plan permits each Fund to pay certain expenses associated with the distribution and servicing of its shares. Each Plan provides that the applicable Fund will reimburse the Distributor or a third party administrator for actual distribution and shareholder servicing expenses incurred not exceeding, on an annual basis, 0.25% of each Fund’s average daily net assets.

Amounts authorized under the Plans may be used to reimburse certain third parties that provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

In adopting each Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit each Fund and its shareholders by strengthening the system for distributing the Fund’s shares and thereby increasing sales and reducing redemptions. The Trustees adopted each Plan because of its anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of the Funds’ shares, an enhancement in each Fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each Fund’s positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities among the Funds will be allocated among the Funds in proportion to their net assets. The Board of Trustees concluded that there was a reasonable likelihood that each of the applicable Funds and their shareholders would benefit from the adoption of each Plan.

Each Plan is subject to annual approval by the Trustees, including the approval of the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, and is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class of the Fund. Pursuant to each Plan, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If a Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or Fund as to which it has not been terminated (or has been renewed). Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees.

Because amounts paid pursuant to the Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. None of the Trustees has a financial interest in the operation of the Plan. For the fiscal year ended June 30, 2006, the Class Z shares of the Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund and the Equity Investment Fund paid, $64; $73,302; $18,389; and $25,059, respectively, in 12b-1 fees to the Distributor.

All payments made pursuant to the Plan are made for the purpose of selling shares issued by the applicable Funds.

SHAREHOLDER SERVICES PLAN; SERVICE FEES

The Board has adopted a separate shareholder services plan with respect to the Class R1 and Class R2 shares of the Funds (each a “Services Plan”). Only certain Funds currently offer Class R1 and Class R2 shares. Under the terms of the Services Plans, each Fund is authorized to pay to NYLIM, its affiliates or independent third-party service providers, as compensation for services rendered by NYLIM to shareholders of the Class R1 and Class R2 shares, in connection with the administration of plans or programs that use Fund shares as their Funding medium a shareholder servicing fee at the rate of 0.10% on an annual basis of the average daily net assets of the Class R1 and Class R2 Shares. For the fiscal year ended June 30, 2006, Class R1 and Class R2 shares of the Fixed Income Fund paid $1 and $1 respectively, to NYLIM, its affiliates or independent third-party service providers under the Service Plans.

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Under the terms of the Services Plan, each covered Fund may pay for personal services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. With respect to the Class R2 shares, these services are in addition to those services that may be provided under the Class R2 Plan adopted pursuant to Rule 12b-1. Because service fees are ongoing, over time they will increase the cost of investment in a Fund and may cost more than other types of sales charges.

Each Services Plan provides that it may not take effect until approved by vote of a majority of both (i) the Board and (ii) the non-interested Trustees. The Services Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the non-interested Trustees. The Services Plan was approved by the Trustees, including the Non-Interested Trustees, at a meeting held on December 2, 2003.

Each Services Plan provides that it may not be amended to materially increase the costs, which holders of Class R1 and R2 share of a Fund may bear under the Services Plan without the approval of a majority of both (i) the Board and (ii) the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such amendments.

The Services Plan provides that the Adviser shall provide to the Board, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

TRANSFER AGENT

NYLIM Service Company LLC, which has its principal business address at 169 Lackawanna Avenue, Parsippany, NJ 07054, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, NYLIM Service Company LLC maintains records pertaining to the sale and redemption of Fund shares and will distribute each Fund’s cash dividends to shareholders. NYLIM Service Company is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

ADMINISTRATOR

NYLIM serves as the administrator and accounting services agent for the Funds. The services include overseeing the sub-administrator’s day-to-day administration of matters necessary to the Funds’ operations, maintenance of records and books and maintains the accounting books and records of the Funds, calculates each Fund’s net asset value in accordance with the provisions of that Fund’s current Prospectus and prepares for Fund approval and use of various government reports, tax returns, and proxy materials and preparation of reports. For providing administrative and accounting services to the Funds, NYLIM receives from each Fund a basic fee, computed daily and paid monthly. NYLIM is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

The Funds paid the following administration fees to New York Life Investment Management LLC for the fiscal years ended June 30, 2006, 2005 and 2004:

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Series	Fiscal Year End June 30, 2006	Fiscal Year End June 30, 2005	Fiscal Year End June 30, 2004

Principal Preservation Fund	$74,017	$71,285	$73,967
Intermediate Fixed Income Fund	$93,455	$97,041	$104,792
Fixed Income Fund	$45,391	$45,715	$41,754
High Yield Fund	$71,423	$41,599	$17,454
Balanced Fund	$44,661	$63,479	$79,768
Equity Investment Fund	$98,312	$104,298	$113,452
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SUB-ADMINISTRATION AND SUB-ACCOUNTING AGENT

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 (“IBT”) provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective net asset values, and assisting NYLIM in conducting various aspects of the Funds’ administrative operations. For providing these services to the Funds, IBT is compensated by NYLIM.

CUSTODIAN

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116, is the custodian of the Funds’ assets pursuant to a custodian agreement. Under the custodian agreement, IBT: (i) maintains a separate account or accounts in the name of the Funds, (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and makes disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds’ securities, (v) prepares and maintains records with respect to transactions for which IBT is responsible as custodian, and (vi) makes periodic reports to the Trustees concerning the Funds’ operations. For these services, IBT charges the Funds a monthly asset-based fee and certain transaction fees, and is entitled to reimbursement from the Funds for expenses incurred by IBT in the performance of its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The accounting firm of Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, has been designated as independent accountant for each Fund. Tait, Weller & Baker LLP performs annual audits of each Fund and is periodically called upon to provide tax advice.

LEGAL COUNSEL

Legal advice regarding certain matters relating to the Federal securities laws has been provided by Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

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PORTFOLIO MANAGERS

Each Fund’s portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts, as of September 30, 2006 is set forth below:

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		Number of Other Accounts Managed and Assets by Account Type*			Number of Accounts and Assets for which the Advisory Fee is based on Performance*

Portfolio Manager	Funds Managed by Portfolio Manager	Registered Investment Company	Other pooled investment vehicles	Other Accounts	Registered Investment Company	Other pooled investment vehicles	Other Accounts

David Bader	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0
Adam Blankman	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0
Connor Hancock	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0
Joanna Karger	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0
Thomas P. Raney	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0
Manju Seal	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0
Elizabeth Souza	McMorgan Principal Preservation Fund, McMorgan Intermediate Fixed Income Fund, McMorgan Fixed Income Fund, McMorgan Balanced Fund	0	0	150 $9 billion	0	0	0

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*	Each of these “other accounts” is managed by a team consisting of David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth Souza.

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		Number of Other Accounts Managed and Assets by Account Type*			Number of Accounts and Assets for which the Advisory Fee is based on Performance*

Portfolio Manager	Funds Managed by Portfolio Manager	Registered Investment Company	Other pooled investment vehicles	Other Accounts	Registered Investment Company	Other pooled investment vehicles	Other Accounts

John P. Cibbarelli	McMorgan High Yield Fund	0	0	2 $150 million	0	0	1 $250 million
Joseph Hynes	McMorgan High Yield Fund	0	0	2 $150 million	0	0	1 $250 million
Harvey Fram	McMorgan Balanced Fund and McMorgan Equity Investment Fund	3 1.4 billion	2 107 million	38 4.2 billion	0	0	7 1.3 billion

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*	Each of these “other accounts” is managed by a team consisting of David Bader, Adam Blankman, Connor Hancock, Joanna Karger, Thomas P. Raney, Manju Seal and Elizabeth Souza.

Certain portfolio managers who are responsible for managing certain institutional accounts share a performance fee based on the performance of the account. These accounts are distinguishable from the Funds because they use techniques that are not permitted by the Funds, such as short sales and leveraging.

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Portfolio Manager Compensation Structure. In an effort to retain key personnel, the Adviser and Sub-adviser have structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms.

McMorgan & Company LLC (“McMorgan”) portfolio managers receive a base salary and an annual incentive based on performance against individual and department/team objectives, as well as McMorgan’s overall results. The plan is designed to align compensation with clients’ goals by rewarding portfolio managers who meet the long-term objective of consistent and superior investment performance. In addition, these employees participate in a long-term incentive program. The total compensation package (i.e., salary, annual and long-term incentives) is reviewed periodically to ensure that it is competitive relative to the external marketplace.

New York Life Investment Management LLC (“NYLIM”) portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall NYLIM results. The plan is designed to align manager compensation with investors’ goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual’s management. In addition, these employees also participate in a long-term incentive program. NYLIM offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on NYLIM’s overall company performance. “NYLIM Company Performance” is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan, is eligible to senior level employees and is designed to reward profitable growth in Company value. An employee’s total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

The following table shows, as of September 30, 2006, the dollar range of Fund securities beneficially owned by each Portfolio Manager in the Funds:

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PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP

David Bader	Principal Preservation Fund Equity Investment Fund	$10,000 - $50,000
Adam Blankman	Fixed Income Fund Equity Investment Fund	$100,000 - $500,000
John P. Cibbarelli	N/A	$0
Harvey Fram	N/A	$0
Connor Hancock	Principal Preservation Fund Equity Investment Fund	$50,001 - $100,000
Joseph Hynes	N/A	$0
Joanna Karger	N/A	$0
Thomas P. Raney	N/A	$0
Manju Seal	N/A	$0
Eliazabeth A. Souza	Principal Preservation Fund Intermediate Fixed Income Fund Fixed Income Fund Equity Investment Fund	$500,001 - $1,000,000
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Potential Portfolio Manager Conflicts

A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

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•	The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;
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If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

•

A portfolio manager may take a position for a fund or account in a security that is contrary to the position held in the same security by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

•

An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, McMorgan and NYLIM have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, McMorgan has adopted a Code of Ethics that recognizes the manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.

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PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

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The Adviser or Sub-adviser (in the case of the High Yield Fund, the Equity Investment Fund and the equity portion of the Balanced Fund) is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed-income securities in which a Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Adviser and Sub-adviser are responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to each Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Adviser and Sub-adviser consider the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. The Adviser also considers the nature and character of the markets for the security to be purchased or sold.

The Funds may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced the Adviser’s or Sub-adviser’s normal research activities in providing investment advice to the Funds. The Adviser’s or Sub-adviser’s expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

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Brokers or dealers that execute transactions for the Funds may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing the Funds to pay such higher commissions, the Adviser and Sub-adviser will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for a Fund or the Adviser’s or Sub-adviser’s overall responsibilities to the Funds or other investment companies and investment accounts. Typically, these products and services assist the Adviser or its affiliates in terms of its overall investment responsibilities to the Funds and other investment companies and investment accounts; however, each product or service received may not benefit the Funds.

The Adviser and Sub-adviser may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. Research services furnished by dealers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts; not all such services may be used in connection with the Funds. In the opinion of the Adviser and Sub-adviser, it is not possible to measure separately the benefits from research services to each of the accounts (including each Fund). When two or more Funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each Fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions and prices for the Fund. The Adviser will attempt to allocate equitably portfolio transactions among each Fund and others whenever concurrent decisions are made to purchase or sell securities by a Fund and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Adviser, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

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For futures transactions, the selection of an FCM (“futures commission merchant”) is generally based on the overall quality of execution and other services, including research, provided by the FCM. Futures transactions are executed and cleared through FCMs who receive commissions for their services.

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Under each Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the Sub-adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the Sub-adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Sub-adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Sub-adviser’s overall responsibilities to the Trust or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Investment decisions for the Funds are made independently from those of other Funds or investment accounts (including proprietary accounts) managed by the Adviser, Sub-adviser or their affiliates. The same security is often held in the portfolio of more than one of these Funds or investment accounts. Simultaneous transactions are inevitable when several Funds and investment accounts are managed by the same investment Adviser, particularly when the same security is suitable for the investment objective of more than one Fund or investment account.

When two or more Funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each Fund or investment account. In some cases this system could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions and prices for the Fund. It is the current opinion of the Trustees that the desirability of retaining the Adviser as investment adviser to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

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The Funds paid the following aggregate brokerage commissions for the fiscal years ended June 30, 2006, 2005 and 2004:

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Series	Fiscal Year Ended 2006	Fiscal Year Ended 2005	Fiscal Year Ended 2004

Balanced Fund	$21,517	$78,448	$97,853
Equity Investment Fund	$79,237	$192,925	$227,079
High Yield Fund	$64	N/A	N/A
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The Principal Preservation Fund, the Intermediate Fixed Income Fund and the Fixed Income Fund paid no brokerage commissions during the three preceding fiscal years. However, these Funds pay the difference between the bid and ask price in connection with portfolio transactions. The High Yield Fund will also pay the difference between the bid and ask price in connection with portfolio transactions.

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SHARES OF BENEFICAL INTEREST

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The Funds currently offer four classes of shares: McMorgan Fund Class shares, Class Z shares, Class R1 shares and Class R2 shares. Each Fund currently offers McMorgan Fund Class shares. Each Fund, with the exception of the Principal Preservation Fund, currently offers Class Z shares. Class R1 and Class R2 shares are currently offered only by the Fixed Income Fund.

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•	McMorgan Fund Class shares are currently offered to the general public.

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•	Class Z shares are currently offered only through broker-dealers, financial institutions and financial intermediaries that have selling agreements with McMorgan Funds.
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Class R1 and Class R2 shares are currently offered only through broker-dealers, financial institutions and financial intermediaries that have selling agreements with McMorgan Funds. Class R1 and Class R2 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with NYLIM Retirement Plan Services or NYLIFE Distributors LLC, including (1) Section 401(a) and 457 plans, (2) certain section 403(b)(7) plans, (3) 401(k), profit sharing, money purchase pension and defined benefit plans, and (4) non-qualified deferred compensation plans.

Each share of a class of a Fund represents an equal proportionate interest in the assets belonging to that particular class of the Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

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Unless otherwise required by the 1940 Act or the Trust Instrument, the Trust has no intention of holding annual meetings of shareholders of the Funds. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Trust Instrument expressly provides that the Trust has been organized under Delaware law and that the Trust Instrument will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. The Trust Instrument provides for the indemnification of any shareholders held personally liable for any obligations of the Trust or a Fund.

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PURCHASES, REDEMPTIONS AND PRICING OF SHARES

PURCHASE OF SHARES

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The Intermediate Fixed Income Fund, High Yield Fund, Balanced Fund, and Equity Investment Fund offer two classes of shares: McMorgan Fund shares, with no sales charges or 12b-1 fees and Class Z shares, with no sales charges, but are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Fixed Income Fund offers four classes of shares: McMorgan Fund Shares, Class Z shares, Class R1 shares and Class R2 shares. Class R1 are subject to a 0.10% shareholder servicing fee and Class R2 shares are subject to both a 0.10% shareholder servicing fee and 0.25% Rule 12b-1 fee. The Principal Preservation Fund only offers McMorgan Funds class of shares. Class Z, Class R1 and Class R2 shares are continuously offered only through broker-dealers, financial institutions and financial intermediaries that have selling agreements with the Funds.

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NET ASSET VALUE

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The Trust determines the NAV per share of each class of each Fund on each day the NYSE is open for trading. NAV per share is calculated as of the close of the first session of the NYSE (currently 4:00 pm, Eastern time) for each class of shares of each Fund by dividing the current market value (amortized cost, in the case of the Principal Preservation Fund) of the total assets attributable to that class, by the total number of outstanding shares of that class.

Portfolio securities of the Principal Preservation Fund are valued at their amortized cost (in accordance with the Fund’s Amortized Cost Procedures adopted to implement the requirements of Rule 2a-7 under the 1940 Act), which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Principal Preservation Fund may tend to be higher than a computation made by a Fund with identical investments utilizing a method of valuation based upon prevailing market prices and estimates of such market prices for all of its portfolio instruments. Thus, if the use of amortized costs by the Principal Preservation Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investing in a Fund utilizing solely market values, and existing shareholders in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

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Portfolio securities of each of the other Funds are valued:

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(a)

by appraising common and preferred stocks which are traded on the NYSE or other exchanges and the National Association of Securities Dealers National Market System (“NMS”) at the last sales price of the exchange on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price on the NYSE (NOTE: excessive spreads between the bid and ask prices or infrequent trading may indicate a lack of readily available market quotations which may then be “fair valued” in accordance with fair valuation policies established by the Board);

(b)

by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the NMS) at the NASDQ official closing price (“NOCP”) supplied through such system;

(c)

by appraising over-the-counter and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by the Adviser or Sub-adviser, or if the prices are deemed by the Adviser or Sub-adviser not to be representative of market values, the security is to be “fair valued” in accordance with fair valuation policies approved by the Board;

(d)

by appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker-dealer, selected by the Adviser if those prices are deemed by the Adviser or Sub-adviser to be representative of market values at the close of the NYSE. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sale prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques;

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(e)	by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded; and
(f)	securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at “fair value” in accordance with valuation policies established by the Trustees.
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For financial accounting purposes, the Funds recognize dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Funds are informed on or after the ex-dividend date.

A significant event occurring after the close of trading but before the calculation of the Fund’s NAV may mean that the closing price for a security may not constitute a readily available market quotation and, accordingly, require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Trustees. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE generally will not be reflected in a Fund’s calculation of its NAV. The Adviser will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the Adviser or Sub-adviser may, in its judgment, determine that an adjustment to a Fund’s NAV should be made because intervening events have caused the Fund’s NAV to be materially inaccurate, the Adviser or Sub-adviser will seek to have the security “fair valued” in accordance with fair valuation procedures established by the Trustees.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Adviser.

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Purchase In-Kind

Investors, including certain clients of the Adviser and the Sub-adviser, may purchase shares of a Fund with securities that are eligible for purchase by the Fund in accordance with the Fund’s in-kind purchase procedures, subject to the approval of the Adviser and Sub-adviser, if applicable. These transactions will be effected only if the Adviser and Sub-adviser, if applicable, determine that the securities are appropriate, in type and amount, for investment by the Fund in light of the Fund’s investment objectives and policies – as well as the Fund’s current holdings – and solely at the discretion of the Adviser and Sub-adviser, if applicable. Securities received by a Fund in connection with an in-kind purchase will be valued in accordance with the Fund’s valuation procedures as of the time of the next-determined net asset value per share of the Fund following receipt in good form of the order. In situations where the purchase is made by an affiliate of the Fund with securities received by the affiliate through a redemption in-kind from another McMorgan Fund, the redemption in-kind and purchase in-kind must be effected simultaneously, the Fund and the redeeming McMorgan Fund must have the same procedures for determining their net asset values, and the Fund and the redeeming McMorgan Fund must ascribe the same value to the securities. With respect to purchases by a non-affiliate of the Fund, the securities must have a value that is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange. An investor must call McMorgan at 1-800-831-1146 before attempting to purchase shares in-kind. The Funds reserve the right to amend or terminate this practice at any time.

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REDEMPTIONS

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Pursuant to the Funds’ Trust Instrument, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. However, the Funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of each Fund. Any portfolio securities paid or distributed in-kind would be valued as described under “Net Asset Value.” In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund’s portfolio. If a shareholder has requested redemption of all or a part of the shareholder’s investment, and the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed. If the redeeming shareholder is determined to be an affiliate of the Fund, the transaction will be executed in accordance with the Board-approved redemption-in-kind procedures.

The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension; (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of a Fund not reasonably practicable.

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TAXES

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The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. Except as specifically noted, the following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

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ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M, the Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.” If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income would be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders would constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

The Funds’ Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would constitute income to the extent of the Fund’s earnings and profits.

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MULTI-CLASS FUNDS

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Each multiple-class Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

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DISTRIBUTIONS OF NET INVESTMENT INCOME

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Each Fund receives income generally in the form of dividends and interest on its investments or in connection with certain investments required to be marked-to-market. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to the shareholder, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in a Fund. Distributions declared in October, November, or December but paid in January are taxable to you as if paid in December. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividends in the case of the High Yield Fund, Balanced Fund and Equity Investment Fund) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

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DISTRIBUTIONS OF CAPITAL GAIN

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A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Because the Principal Preservation Fund is a money market Fund, it is not expected to realize any long-term capital gain.

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Buying a Dividend

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An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. In addition, an investor should be aware that, at the time he, she or it purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

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EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

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Effect of foreign withholding taxes. A Fund (other than the Principal Preservation Fund) may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund’s income dividends paid to you.

Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in a Fund. Any return of capital in excess of a shareholder’s basis is taxable as a capital gain.

PFIC Securities. Each Fund (other than the Principal Preservation Fund)may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends; accordingly these dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.

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EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid federal excise taxes, the Code requires each Fund to distribute to shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts of these categories of income or gain from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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REDEMPTIONS OF FUND SHARES

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Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions to the shareholder for federal and state income tax purposes. If a shareholder redeems his or her Fund shares, or exchanges them for shares of a different Fund, the IRS will require the shareholder report any gain or loss on their redemption or exchange. If a shareholder held his or her shares as a capital asset, the gain or loss that the shareholder realized would be capital gain or loss and would be long-term or short-term, generally depending on how long a shareholder held his or her shares.

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Because the Principal Preservation Fund tries to maintain a stable $1 share price, the shareholder should not expect to realize any capital gain or loss on the sale or exchange of his or her shares of this Fund.

WASH SALES

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All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that a shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

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U.S. GOVERNMENT SECURITIES

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The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by the shareholder. Most States also grant tax-free status to mutual Fund dividends paid to shareholders from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA securities), generally does not qualify for federal or state tax-free treatment. The rules on exclusion of this income are different for corporations.

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QUALIFIED DIVIDENDS FOR INDIVIDUALS

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For individual shareholders, a portion of the dividends paid by the McMorgan High Yield Fund, McMorgan Balanced Fund and McMorgan Equity Investment Fund may be qualified dividend income eligible for taxation at the 15% long-term capital gain rate (5% [% beginning in 2008] for individuals in the 10% and 15% federal rate brackets).

Dividends earned by a Fund on the following income sources will qualify for this treatment:

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•	dividends paid by domestic corporations, and
•

dividends paid by qualified foreign corporations, including: corporations incorporated in a possession of the U.S., corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and corporations whose stock is readily tradable on an established securities market in the United States.

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Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Fund on debt securities generally will not qualify for this favorable tax treatment.

A Fund must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold its investments in equity securities for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, you, as an investor in the Fund, must hold your Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax adviser.

After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of any Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

The special reduced rate of tax for qualified dividend income applies to taxable years beginning before January 1, 2001. Without additional Congressional action, all ordinary income dividends by us after such date will be subject to tax at ordinary income rates.

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DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

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If a shareholder is a corporate shareholder, a percentage of the dividends paid by certain Funds may qualify for the dividends-received deduction. The corporate shareholder may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund’s income is derived primarily from either investment in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

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Investments with Original Issue Discount

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Each Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

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INVESTMENT IN COMPLEX SECURITIES

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Each Fund (other than the Principal Preservation Fund) may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:

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Derivatives. Each Fund (other than the Principal Preservation Fund) is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to- market these contracts and recognize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Constructive sales. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Each of these investments by a fund (other than the Principal Preservation Fund) in complex securities is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

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NON-U.S. INVESTORS

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Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. A shareholder should consult his or her tax Adviser about the federal, state, local or foreign tax consequences of his or her investment in the Fund.

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APPENDIX A

EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although McMorgan & Company LLC and its Sub-adviser consider security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

DESCRIPTION OF SECURITIES RATINGS

MOODY’S INVESTORS SERVICE, INC.

Corporate and Municipal Bond Ratings Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody’s assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

MUNICIPAL SHORT-TERM LOAN RATINGS

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

CORPORATE SHORT-TERM DEBT RATINGS

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

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STANDARD & POOR’S

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS

A-1: A short-term obligation rated `A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated `A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated `A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated `B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated `C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated `D’ is in payment default. The `D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The `D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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FITCH INVESTORS SERVICES, INC.

TAX-EXEMPT BONDS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

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TAX-EXEMPT NOTES AND COMMERCIAL PAPER

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existences of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than F-1+ issues.

F-2: Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issue assigned F-1+ and F-1 ratings.

F-3: Far credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes can cause these securities to be rated below investment grade.

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PART C. OTHER INFORMATION

ITEM 23.	EXHIBITS
(a)	Copies of Charter: Amended Trust Instrument dated May 9, 1994 is incorporated by reference to Post Effective Amendment No. 3 filed with the Commission on October 28, 1996.
(b)	Amended By-Laws dated August 17, 2005 are incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 22, 2005.
(c)	Copies of all instruments defining the rights of holders of the securities: Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares.
(d)	Copies of all investment advisory contracts
(1)

Investment Advisory Agreement between the Registrant and McMorgan & Company LLC for the McMorgan Principal Preservation Fund, McMorgan Fixed Income Fund, McMorgan Intermediate Fixed Income Fund, and McMorgan High Yield Fund is incorporated by reference to Post-Effective Amendment No. 12 filed with the Commission on October 1, 2001.

(2)

Investment Advisory Agreement between the Registrant and McMorgan & Company LLC for the McMorgan Balanced Fund and McMorgan Equity Investment Fund is incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 28, 2005.

(3)

Investment Sub-Advisory Agreement between the Registrant and McMorgan & Company LLC for the McMorgan High Yield Fund, McMorgan & Company LLC and NYLIM is incorporated by reference to Post-Effective Amendment No. 16 filed with the Commission on October 15, 2003.

(4)

Investment Sub-Advisory Agreement between McMorgan & Company LLC and NYLIM on behalf of the McMorgan Balanced Fund is incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 28, 2005.

(5)

Investment Sub-Advisory Agreement between McMorgan & Company and NYLIM on behalf of the McMorgan Equity Investment Fund is incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 28, 2005.

(e)

Copies of each underwriting or distribution contract: Underwriting Agreement among Registrant and NYLIFE Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 13 filed with the Commission on January 18, 2002.

(f)	Copies of all bonus, profit sharing, pension or other similar contracts: Not Applicable
(g)

Copies of all custodian agreements – Custodian Agreement Registrant and Investors Bank & Trust is incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 28, 2005.

(h)	Copies of all other material contracts not made in the ordinary course of business which are to be performed:
(1)

Administration and Accounting Services Agreement between the Registrant and New York Life Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 13 filed with the Commission on January 18, 2002.

(2)

Amendment to Administration and Accounting Services Agreement between the Registrant and New York Life Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 28, 2005.

(3)	Transfer Agency Services Agreement between the Registrant and NYLIM Service Company LLC is incorporated by reference to Post-Effective Amendment No. 13 filed with the Commission on January 18, 2002.
(i)	Consent of Sutherland Asbill & Brennan LLP dated October 30, 2006 is filed with the Commission with this Post-Effective Amendment No. 22.
(j)	Copies of any other opinions, appraisals or rulings: Consent of Independent Auditors filed with this Post-Effective Amendment No. 22.
(k)	All financial statements omitted from Item 23: Not Applicable
(l)

Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant is incorporated by reference to Post-Effective Amendment No. 3 filed with the Commission on October 28, 1996.

(m)	(1)	Rule 12b-1 Distribution Plan for the Class Z shares is incorporated by reference to Post-Effective Amendment No. 19 filed with the Commission on October 15, 2004.
(2)	Rule 12b-1 Distribution Plan for the Class R2 shares is incorporated by reference to Post-Effective Amendment No. 19 filed with the Commission on October 15, 2004.
(3)	Shareholder Services Plans for Class R1 shares and Class R2 shares are incorporated by reference to Post-Effective Amendment No. 19 filed with the Commission on October 15, 2004.
(n)	Financial Data Schedules: Not Applicable
(o)	Rule 18f-3 Plan: incorporated by reference to Post-Effective Amendment No. 11 filed with the Commission on September 14, 2000.
(p)	Code of Ethics:
(1)	Code of Ethics of the Registrant is filed with this Post-Effective Amendment No. 22.
(2)	Code of Ethics of the Adviser, McMorgan & Company LLC is filed with this Post-Effective Amendment No. 22.
(3)	Code of Ethics of NYLIM, the Sub-adviser for the High Yield Fund, is filed with this Post-Effective Amendment No. 22.
(q)	Power of Attorney dated August 17, 2005 is incorporated by reference to Post-Effective Amendment No. 21 filed with the Commission on October 28, 2005.
ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant neither controls any person nor is under common control with any other person

ITEM 25.	INDEMNIFICATION

Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain type of errors and omissions. In addition, Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, which as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, filed herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets being to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

ITEM 26.	BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

McMorgan & Company LLC provides investment advisory services consisting of portfolio management for retirement plans and health and welfare funds, and as of June 30, 2006 had approximately $12 billion in assets under management primarily for employee benefit plans such as retirement plans and health and welfare funds.

For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant’s investment adviser has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-60509) filed by it under the Investment Advisers Act of 1940.

The business of New York Life Investment Management LLC is summarized in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated by reference.

The business or other connections of each manager and officer of New York Life Investment Management LLC is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (File No. 801-54912) and is hereby incorporated herein by reference.

ITEM 27.	PRINCIPAL UNDERWRITERS

(a)  NYLIFE Distributors LLC, the principal underwriter for the Registrant’s securities, acts as principal underwriter for the following investment companies:

The MainStay Funds

Eclipse Funds, Inc.

Eclipse Funds

ICAP Funds, Inc.

MainStay VP Series Fund, Inc.

NYLIFE Distributors LLC also acts as the principal underwriter for:

NYLIAC Variable Universal Life Separate Account I

NYLIAC Multi-Funded Annuity Separate Account I

NYLIAC Multi-Funded Annuity Separate Account II

NYLIAC Variable Annuity Separate Account I

NYLIAC Variable Annuity Separate Account II

NYLIAC Variable Annuity Separate Account III

NYLIAC Corporate Sponsored Variable Universal Life Separate Account I

NYLIAC Institutionally Owned Life Insurance Separate Account

(b)

Position(s) and Office(s) With the Registrant	Name and Principal Business Address	Position(s) and Office(s) with NYLIFE Distributors

None	Murdock, Brian A. (2)	Chairman, President
None	Brady, Robert E.(1)	Manager, Managing Director
None	Gallo, Michael G. (2)	Manager
None	Cullen, John A. (2)	Manager
None	Hebron, Robert J. (1)	Manager, Executive VP
None	Meyer, John R. (1)	Manager, Executive VP
None	Schub, Barry A. (1)	Manager
None	Blunt, Christopher O. (1)	Manager, Executive VP
None	Berlin, Scott L. (2)	Manager, Executive VP
None	Fisher, Stephen P. (1)	Senior Managing Director
None	McInerney, Barbara (2)	Senior Managing Director
None	Micucci, Alison H. (1)	Senior Managing Director
None	Clough, Thomas A. (1)	Senior Managing Director

(1)	169 Lackawanna Avenue, Parsippany, NJ 07054
(2)	51 Madison Avenue, New York, NY 10010

(c) Not Applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All records described in Section 31(a) of the Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Funds’ Investment Adviser, McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, CA 94104, except for those maintained by the Funds’ Custodian, Investors Bank & Trust, and McMorgan Funds’ Sub-adviser, Administrator and Fund Accounting Services Agent, New York Life Investment Management LLC, 169 Lackwanna Avenue, Parsippany, NJ 07055 and 51 Madison Avenue, New York, NY 10010 and the Funds’ Transfer Agent, NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054.

ITEM 29.	MANAGEMENT SERVICES

There are no management-related services contracts not discussed in Part A or Part B.

ITEM 30.	UNDERTAKINGS.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 22 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco in the State of California on the 30th day of October, 2006.

McMorgan Funds (Registrant)
By:	/s/ Mark R. Taylor

Mark R. Taylor President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.

	/s/ Mark R. Taylor	President, Principal Executive Officer & Trustee	October 30, 2006

Mark R.Taylor

	*	Chairman & Trustee	October 30, 2006

Kenneth I. Rosenblum

	*	Trustee	October 30, 2006

Walter B. Rose

Trustee

Robert C. Daney

	*	Trustee	October 30, 2006

Alan Lindquist

	/s/ Arphiela Arizmendi	Treasurer and Principal Financial and Accounting Officer	October 30, 2006

Arphiela Arizmendi

*By:	/s/ Bibb L. Strench

Bibb L. Strench Attorney-in-Fact and Agent pursuant to Power of Attorney

Date: October 30, 2006